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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000      Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Philip A. Taylor      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	VK-CBD-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–86.85%

Advertising–0.06%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 05/01/2023	$90,000	$90,787
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/2022	535,000	542,548
		633,335

Aerospace & Defense–0.81%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/2021	308,000	322,245
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(b)	170,000	170,213
7.50%, 03/15/2025(b)	255,000	190,612
7.75%, 03/15/2020(b)	459,000	407,362
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	224,000	193,200
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 11/15/2025(b)	71,000	72,243
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	298,000	290,177
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	5,355,000	5,098,919
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	280,000	285,600
Orbital ATK Inc., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/2023(b)	250,000	257,812
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/2020	355,000	351,894
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/2025(b)	670,000	659,950
		8,300,227

Agricultural & Farm Machinery–0.36%

John Deere Capital Corp., Sr. Unsec. Medium Term Notes, 3.90%, 07/12/2021	3,292,000	3,483,507
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	274,000	221,598
		3,705,105

Agricultural Products–0.20%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 11/24/2020	2,005,000	2,013,873

Airlines–1.57%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	470,000	489,975
American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	2,292,000	2,283,405

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	$1,908,539	$1,985,119
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	1,227,400	1,284,934
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/2019	1,450,028	1,525,249
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Pass Through Ctfs., 4.20%, 11/15/2027(b)	6,338,000	5,972,190
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	2,545,000	2,552,953
		16,093,825

Alternative Carriers–0.18%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	416,000	431,600
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/2022	816,000	830,280
Level 3 Financing, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	130,000	130,325
5.38%, 01/15/2024(b)	318,000	319,987
5.38%, 05/01/2025(b)	175,000	173,250
		1,885,442

Apparel Retail–1.10%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	583,000	512,311
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	97,000	103,669
Sr. Unsec. Gtd. Notes, 6.88%, 11/01/2035(b)	678,000	698,340
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	295,000	230,838
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	9,926,000	9,760,191
		11,305,349

Apparel, Accessories & Luxury Goods–0.02%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/2021	165,000	170,156

Application Software–0.02%

SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2023(b)	165,000	172,425

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–1.76%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$4,515,000	$4,630,214
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,439,811
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,494,316
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	6,283,031
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Sec. Second Lien Notes, 8.13%, 06/15/2021(b)	341,000	308,605
First Data Corp., Sr. Sec. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	222,555
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	605,000	613,319
		17,991,851

Auto Parts & Equipment–0.12%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	420,000	445,200
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	183,000	186,889
5.50%, 12/15/2024	101,000	101,758
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/2020(b)	200,000	204,560
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/2024	303,000	311,332
		1,249,739

Automobile Manufacturers–0.99%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.16%, 08/04/2020	4,138,000	4,148,544
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,866,831
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,149,121
		10,164,496

Automotive Retail–0.95%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	3,940,000	4,315,137
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	2,833,000	2,903,414
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2023	345,000	345,000
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/2021	2,000,000	2,146,442
		9,709,993

Biotechnology–1.59%

AbbVie Inc., Sr. Unsec. Global Notes, 3.60%, 05/14/2025	2,945,000	2,919,795
Celgene Corp., Sr. Unsec. Global Notes, 3.88%, 08/15/2025	2,299,000	2,296,493
5.00%, 08/15/2045	1,901,000	1,902,901

	Principal Amount	Value

Biotechnology–(continued)

Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.25%, 09/01/2022	$1,224,000	$1,241,203
3.65%, 03/01/2026	4,860,000	4,897,959
4.40%, 12/01/2021	2,768,000	3,009,858
		16,268,209

Broadcasting–0.16%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	205,000	200,900
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/2023	314,000	220,585
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	346,000	358,975
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	385,000	378,262
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	246,000	261,375
Tribune Media Co., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2022(b)	270,000	271,013
		1,691,110

Building Products–0.35%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	272,000	284,580
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	720,000	765,900
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	293,000	300,691
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	660,000	669,075
6.00%, 10/15/2025(b)	211,000	218,913
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/2018(b)	467,000	495,020
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	622,000	637,550
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021(b)	125,000	110,781
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	90,000	96,525
		3,579,035

Cable & Satellite–4.16%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	650,000	608,562
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	200,000	187,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/2022	255,000	256,913
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	1,052,000	1,046,740
5.38%, 05/01/2025(b)	160,000	159,200

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

CCO Safari II, LLC, Sr. Sec. First Lien Notes, 6.83%, 10/23/2055(b)	$6,927,000	$7,180,556
Sr. Sec. Gtd. First Lien Notes, 4.91%, 07/23/2025(b)	7,118,000	7,215,855
CCOH Safari LLC, Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	423,000	427,230
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,405,660
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/2033	3,820,000	3,836,953
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,393,017
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(b)	2,185,000	2,474,176
9.38%, 01/15/2019(b)	1,860,000	2,190,360
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/2020	1,123,000	1,108,962
5.88%, 11/15/2024	300,000	269,250
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	661,000	497,403
6.63%, 12/15/2022	197,000	120,170
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	1,050,000	1,183,857
5.95%, 04/01/2041	3,964,000	4,838,853
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	750,000	744,375
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/2018	3,365,000	3,711,984
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	550,000	539,055
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	211,750
		42,608,381

Casinos & Gaming–0.13%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	615,000	648,056
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	132,300
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	145,000	144,819
7.75%, 03/15/2022	253,000	272,607
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/2021(b)	85,000	87,338
		1,285,120

	Principal Amount	Value

Catalog Retail–1.29%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	$4,045,000	$3,805,904
4.85%, 04/01/2024	2,573,000	2,496,002
5.45%, 08/15/2034	7,880,000	6,896,190
		13,198,096

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	404,000	405,010

Communications Equipment–0.02%

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	216,000	233,820

Computer & Electronics Retail–0.04%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	555,000	437,756

Construction & Engineering–0.07%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	708,000	733,379

Construction Machinery & Heavy Trucks–0.87%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	780,000	826,800
Caterpillar Inc., Sr. Unsec. Global Notes, 3.90%, 05/27/2021	5,322,000	5,654,904
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	677,000	683,770
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	167,000	154,058
6.75%, 06/15/2021	271,000	266,257
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	665,000	475,475
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	649,000	658,735
5.38%, 03/01/2025	188,000	188,000
		8,907,999

Construction Materials–0.08%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/2019(b)	200,000	199,750
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 01/31/2013-07/28/2014 Cost $613,606) (b)	603,000	572,850
		772,600

Consumer Finance–1.64%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,155,000	4,212,131
4.63%, 03/30/2025	3,035,000	3,035,000
5.13%, 09/30/2024	102,000	106,080
Unsec. Sub. Global Notes, 5.75%, 11/20/2025	107,000	107,802

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Consumer Finance–(continued)

Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/2023(b)	$224,000	$227,360
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/2016	3,290,000	3,304,394
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,770,000	5,808,818
		16,801,585

Department Stores–0.58%

Kohl’s Corp., Sr. Unsec. Global Notes, 5.55%, 07/17/2045	6,239,000	5,965,598

Diversified Banks–10.61%

Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	3,959,142
Series AA, Jr. Unsec. Sub. Notes, 6.10% (c)	6,420,000	6,484,200
Series X, Jr. Unsec. Sub. Notes, 6.25% (c)	2,390,000	2,434,812
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	4,500,000	4,770,000
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	2,977,814
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	839,053
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,293,516
Series BKNT, Sr. Unsec. Global Notes, 6.75%, 05/22/2019	1,625,000	1,869,713
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	2,025,693
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/2023	3,980,000	3,925,223
5.50%, 09/13/2025	4,845,000	5,334,047
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (c)	2,535,000	2,515,987
Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	2,435,000	2,422,825
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	4,090,000	4,171,800
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	6,539,000	6,434,213
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 5.00%, 09/26/2020(b)	2,138,000	2,152,699
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,186,795
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (c)	465,000	467,906
6.50% (c)	3,130,000	3,083,050

	Principal Amount	Value

Diversified Banks–(continued)

Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/2019	$4,560,000	$4,741,746
Itaú Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 2.85%, 05/26/2018(b)	4,215,000	3,985,070
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (c)	5,560,000	5,629,500
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	2,005,000	1,934,825
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (c)	235,000	235,000
KEB Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/2017(b)	1,500,000	1,552,333
KEB Hana Bank (South Korea), Unsec. Sub. Notes, 4.38%, 09/30/2024(b)	1,380,000	1,409,025
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,045,000	3,029,775
Rabobank Nederland (Netherlands), Jr. Unsec. Sub. Notes,11.00% (b)(c)	760,000	946,200
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/2019	380,000	425,294
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88% (b)(c)	1,925,000	1,953,875
Jr. Unsec. Sub. Notes, 6.00% (b)(c)	2,565,000	2,443,162
Unsec. Sub. Notes, 4.75%, 11/24/2025(b)	5,955,000	5,890,641
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 5.70%, 03/26/2044(b)	1,425,000	1,481,389
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,405,000	1,414,570
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	8,552,299
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	3,530,000	3,737,387
		108,710,579

Diversified Capital Markets–2.08%

Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,071,370
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,415,106
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(c)	2,834,000	2,841,085
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 3.75%, 03/26/2025(b)	2,220,000	2,175,744
4.88%, 05/15/2045(b)	6,325,000	6,365,056

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Capital Markets–(continued)

UBS Group Funding (Jersey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 09/24/2025(b)	$6,425,000	$6,479,956
		21,348,317

Diversified Chemicals–0.58%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(b)	211,000	160,096
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,126,736
Solvay Finance America LLC (Belgium), Sr. Unsec. Gtd. Notes, 3.40%, 12/03/2020(b)	1,811,000	1,810,746
4.45%, 12/03/2025(b)	1,806,000	1,803,833
		5,901,411

Diversified Metals & Mining–1.16%

Anglo American Capital PLC (United Kingdom), Sr. Unsec Gtd. Notes, 3.63%, 05/14/2020(b)	1,451,000	1,200,703
Sr. Unsec. Gtd. Notes, 4.13%, 04/15/2021(b)	2,525,000	2,085,764
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(b)	213,000	207,675
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/2020	70,000	54,250
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	2,256,000	2,160,120
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,217,203
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 5.20%, 03/01/2042	2,102,000	998,450
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	6,949,000	3,926,185
		11,850,350

Diversified Real Estate Activities–0.21%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,171,895

Diversified REIT’s–1.49%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,780,417
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	5,336,000	5,456,060
5.25%, 01/30/2026(b)	1,667,000	1,655,381
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/2025	6,645,000	6,383,948
		15,275,806

	Principal Amount	Value

Drug Retail–0.42%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	$1,780,576	$1,984,969
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	2,120,925	2,287,220
		4,272,189

Electric Utilities–1.66%

Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/2045	3,021,000	2,942,057
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(c)	2,840,000	2,769,568
Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	6,739,236
Potomac Electric Power Co., Sr. Sec. First Mortgage Bonds, 4.15%, 03/15/2043	3,084,000	3,052,504
Southern Power Co., Sr. Unsec. Global Notes, 4.15%, 12/01/2025	1,480,000	1,491,760
		16,995,125

Electrical Components & Equipment–0.10%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	578,000	580,168
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	205,000	198,850
5.00%, 10/01/2025(b)	220,000	210,100
		989,118

Environmental & Facilities Services–0.05%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	470,000	488,800

Food Retail–0.12%

Whole Foods Market, Inc., Sr. Unsec. Notes, 5.20%, 12/03/2025(b)	1,290,000	1,276,145

Forest Products–0.06%
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	342,000	346,275
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	275,000	275,688
		621,963

Gas Utilities–0.45%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	540,000	491,400
6.75%, 01/15/2022	100,000	91,000
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	185,000	166,500
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,590,200

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Gas Utilities–(continued)

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	$172,000	$163,400
7.38%, 08/01/2021	140,000	147,000
		4,649,500

General Merchandise Stores–0.28%

Dollar General Corp., Sr. Unsec. Global Notes, 4.15%, 11/01/2025	2,543,000	2,514,766
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	376,000	392,450
		2,907,216

Gold–0.67%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/2021	4,800,000	4,533,878
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/2024	2,860,000	2,318,388
		6,852,266

Health Care Equipment–1.54%

Becton, Dickinson and Co., Sr. Unsec. Global Bonds, 4.88%, 05/15/2044	2,945,000	3,014,589
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/15/2044	1,892,000	1,953,220
4.63%, 03/15/2045	2,178,000	2,264,338
Zimmer Biomet Holdings, Inc., Sr. Unsec. Global Notes, 2.70%, 04/01/2020	2,752,000	2,752,374
3.55%, 04/01/2025	5,863,000	5,749,460
		15,733,981

Health Care Facilities–0.63%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	634,000	626,075
Amsurg Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 07/15/2022	280,000	276,500
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	251,532	245,244
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	883,950
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	407,000	436,380
6.50%, 02/15/2020	974,000	1,078,096
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	361,000	368,220
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	298,125
5.88%, 02/15/2026	200,000	204,000
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	164,000	157,850

	Principal Amount	Value

Health Care Facilities–(continued)

Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	$585,000	$579,150
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	25,000	24,563
6.75%, 06/15/2023	318,000	299,715
8.13%, 04/01/2022	930,000	935,812
		6,413,680

Health Care REIT’s–0.77%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	2,808,000	2,822,003
4.25%, 11/15/2023	2,095,000	2,120,637
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,957,457
		7,900,097

Health Care Services–0.56%

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/2025	4,918,000	4,794,696
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	473,000	477,730
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	425,000	429,040
		5,701,466

Home Improvement Retail–0.08%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	911,000	815,345

Homebuilding–1.14%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	864,000	808,920
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	165,000	164,794
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	810,000	777,600
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	518,000	528,360
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	169,000	151,466
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(b)	70,000	52,500
8.00%, 11/01/2019(b)	910,000	669,988
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/2021	143,000	143,000
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	230,000
Sr. Unsec. Gtd. Notes, 4.88%, 12/15/2023	626,000	630,695
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	7,715,000	6,257,818

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Homebuilding–(continued)

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	$240,000	$244,200
7.15%, 04/15/2020	160,000	171,200
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/2023(b)	87,000	90,371
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2025	744,000	740,280
		11,661,192

Hotel and Resort REIT’s–0.22%

Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,304,117

Hotels, Resorts & Cruise Lines–0.44%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/2020	2,770,000	2,924,754
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	186,561
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.10%, 10/01/2025	1,332,000	1,362,041
		4,473,356

Household Products–0.16%

Central Garden & Pet Co., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/2023	134,000	136,680
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	570,000	586,387
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	400,000	403,000
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	510,000	512,550
		1,638,617

Housewares & Specialties–0.33%

Jarden Corp., Sr. Unsec. Gtd. Notes, 5.00%, 11/15/2023(b)	77,000	79,406
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	3,200,000	3,295,656
		3,375,062

Independent Power Producers & Energy Traders–0.11%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/2021	208,000	215,280
Sr. Unsec. Notes, 5.50%, 04/15/2025	415,000	373,500
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	46,000	47,610
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	265,000	249,100
5.50%, 02/01/2024	220,000	206,800
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	36,792	38,999
		1,131,289

	Principal Amount	Value

Industrial Machinery–0.71%

Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 4.65%, 11/01/2044	$1,820,000	$1,757,556
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	342,000	324,045
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/2021	1,255,000	1,317,905
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	3,942,000	3,397,622
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	454,000	451,730
		7,248,858

Industrial REIT’s–0.15%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	1,496,000	1,495,533

Integrated Telecommunication Services–4.40%

AT&T Inc., Sr. Unsec. Global Notes, 2.95%, 05/15/2016	1,555,000	1,569,382
3.40%, 05/15/2025	1,812,000	1,760,774
4.75%, 05/15/2046	2,646,000	2,486,814
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	905,000	1,015,210
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/2042	3,670,000	3,525,242
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/2024	1,475,000	1,531,290
Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	164,000	165,230
11.00%, 09/15/2025(b)	200,000	197,000
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	200,000	206,000
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/2016(b)	1,685,000	1,700,525
4.75%, 02/16/2021(b)	550,000	603,021
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,615,000	1,617,019
Sr. Unsec. Gtd. Notes, 6.50%, 01/15/2026	195,000	195,487
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	2,660,000	2,699,900
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	3,555,000	4,003,088
7.05%, 06/20/2036	2,865,000	3,488,527

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Verizon Communications Inc., Sr. Unsec. Global Notes, 4.52%, 09/15/2048	$8,887,000	$8,160,963
5.01%, 08/21/2054	2,693,000	2,530,920
5.05%, 03/15/2034	2,975,000	3,019,975
5.15%, 09/15/2023	1,505,000	1,682,833
6.40%, 09/15/2033	542,000	635,372
6.40%, 02/15/2038	1,915,000	2,242,513
		45,037,085

Internet Software & Services–0.94%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/2021(b)	2,928,000	2,871,304
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	2,875,000	2,876,364
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,888,423
		9,636,091

Investment Banking & Brokerage–3.21%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	3,205,000	3,346,501
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	2,050,000	2,367,750
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	490,000	546,823
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,324,499
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	5,618,445
Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	1,725,000	1,733,625
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/2017(b)	390,000	405,673
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,155,337
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,500,385
Series J, Jr. Unsec. Sub. Global Notes, 5.55% (c)	4,220,000	4,214,725
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/2016	1,565,000	1,581,688
Stifel Financial Corp., Sr. Unsec. Notes, 3.50%, 12/01/2020	5,072,000	5,053,023
		32,848,474

IT Consulting & Other Services–0.14%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	1,460,000	1,487,485

	Principal Amount	Value

Leisure Facilities–0.02%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	$160,000	$162,400

Leisure Products–0.10%

Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/2023(b)	285,000	273,600
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	686,000	712,583
		986,183

Life & Health Insurance–2.49%

MetLife, Inc., Jr. Unsec. Sub. Global Deb., 10.75%, 08/01/2039	2,935,000	4,651,975
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,304,904
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	3,990,000	4,024,912
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	6,960,000	7,682,124
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2038	1,690,000	1,932,938
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,789,283
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	3,040,000	3,082,283
		25,468,419

Life Sciences Tools & Services–0.01%

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	82,000	82,820

Managed Health Care–0.86%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	1,990,385
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 11/15/2022(b)	205,000	207,050
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	6,404,000	6,646,078
		8,843,513

Marine–0.08%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015 Cost$ 892,203) (b)	890,000	836,600

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Metal & Glass Containers–0.16%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	$403,000	$408,541
6.00%, 10/15/2022(b)	190,000	196,887
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(b)	333,000	328,005
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	200,000	186,000
Owens-Brockway Glass Container, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2022(b)	115,000	114,713
5.88%, 08/15/2023(b)	138,000	144,038
6.38%, 08/15/2025(b)	207,000	216,315
		1,594,499

Movies & Entertainment–0.67%

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	394,000	385,135
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	3,360,000	3,477,852
Viacom Inc., Sr. Unsec. Global Deb., 5.85%, 09/01/2043	3,300,000	3,028,321
		6,891,308

Multi-Line Insurance–2.01%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	6,485,000	7,948,869
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/2044	2,260,000	2,159,117
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	6,330,000	7,378,571
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,108,552
		20,595,109

Multi-Sector Holdings–0.44%

BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/2028(b)	4,606,000	4,475,491

Multi-Utilities–0.29%

Enable Midstream Partners L.P., Sr. Unsec. Sub. Notes, 3.90%, 05/15/2024(b)	3,755,000	2,922,374

Office REIT’s–0.21%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	2,110,000	2,124,711

Office Services & Supplies–0.59%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	1,750,000	1,732,920
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,961,000	4,364,032
		6,096,952

	Principal Amount	Value

Oil & Gas Drilling–0.21%

Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/2044	$2,974,000	$2,113,464

Oil & Gas Equipment & Services–0.38%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/2022	174,000	153,120
Halliburton Co., Sr. Unsec. Global Bonds, 3.80%, 11/15/2025	2,188,000	2,204,577
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	1,584,000	1,551,132
		3,908,829

Oil & Gas Exploration & Production–2.45%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	285,000	262,200
6.00%, 12/01/2020	341,000	326,508
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/2023	552,000	511,980
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2020	153,000	150,705
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020	416,000	106,080
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	3,535,000	3,484,184
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	70,000	68,425
5.50%, 04/01/2023	446,000	437,080
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/2024	3,685,000	3,640,555
4.15%, 11/15/2034	1,680,000	1,598,721
4.30%, 11/15/2044	1,878,000	1,764,580
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	7,126,000	6,268,653
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	83,000	52,290
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	1,260,000	1,253,111
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	222,000	203,130
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/2020(b)	163,000	129,178
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/2022	534,000	525,990
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	308,000	312,620
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/2022	489,000	441,322

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	$275,000	$245,438
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	653,000	582,802
5.75%, 06/01/2021	81,000	76,241
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	89,000	76,095
Sr. Unsec. Gtd. Notes, 7.25%, 05/01/2023(b)	509,000	446,647
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/2022(b)	393,000	392,509
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	273,000	262,763
6.50%, 11/15/2021	569,000	556,197
6.50%, 01/01/2023	202,000	194,930
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2019	83,000	78,228
5.75%, 03/15/2021	106,000	99,110
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/2020	532,700	499,406
		25,047,678

Oil & Gas Storage & Transportation–3.66%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/2027	182,000	153,335
Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/2020	477,000	504,428
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,228,062
Sr. Unsec. Notes, 5.15%, 03/15/2045	3,110,000	2,362,230
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	3,152,000	2,996,368
3.90%, 02/15/2024	2,438,000	2,376,349
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	3,270,000	2,857,594
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/15/2023	46,000	40,595
6.75%, 08/01/2022	378,000	356,265
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	3,148,000	2,645,733
5.40%, 09/01/2044	4,153,000	3,124,667
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025	767,000	686,465
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/2021	481,000	464,165
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/2019	1,000,000	1,145,072

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 3.50%, 03/15/2025	$3,551,000	$3,269,019
4.50%, 03/15/2045	2,895,000	2,408,927
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	251,000	229,665
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	264,000	265,320
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	185,000	183,150
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	222,000	177,878
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2020	544,000	560,320
Williams Partners L.P., Sr. Unsec. Global Notes, 4.00%, 09/15/2025	6,308,000	5,171,721
5.10%, 09/15/2045	4,530,000	3,277,756
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/2023	1,096,000	967,220
		37,452,304

Other Diversified Financial Services–1.22%

BOC Aviation Pte. Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/2020(b)	2,875,000	2,848,870
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.80%, 11/01/2025(b)	1,931,000	1,931,290
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,486,108
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,480,000	2,151,400
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	4,044,937
		12,462,605

Packaged Foods & Meats–0.45%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2019(b)	846,000	880,897
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(b)	450,000	468,112
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	200,000	206,250
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	270,000	271,350

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 3.00%, 11/15/2020	$1,319,000	$1,322,219
4.13%, 11/15/2025	1,057,000	1,070,488
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	140,000	149,100
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	269,000	287,158
		4,655,574

Paper Packaging–0.26%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/2021	17,000	17,446
4.88%, 11/15/2022	225,000	230,625
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/2024(b)	2,580,000	2,407,463
		2,655,534

Paper Products–0.54%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	1,002,000	966,930
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025(b)	236,000	233,640
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	3,831,000	3,742,812
Mercer International Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/2019	343,000	355,005
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	213,590
		5,511,977

Personal Products–0.09%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(d)	937,000	917,089
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/2021	24,000	16,350
		933,439

Pharmaceuticals–2.23%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.00%, 03/12/2020	5,484,000	5,566,263
4.85%, 06/15/2044	5,000,000	5,050,765
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	3,681,000	5,142,990
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	498,000	433,260
Sr. Unsec. Notes, 9.50%, 10/21/2022(b)	135,000	132,300
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/2025(b)	200,000	191,000
Perrigo Finance PLC, Sr. Unsec. Gtd. Bonds, 3.90%, 12/15/2024	2,213,000	2,147,606

	Principal Amount	Value

Pharmaceuticals–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	$239,000	$206,137
5.63%, 12/01/2021(b)	485,000	426,800
5.88%, 05/15/2023(b)	120,000	105,000
6.13%, 04/15/2025(b)	910,000	796,250
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	85,000	73,738
Zoetis, Inc., Sr. Unsec. Global Notes, 4.50%, 11/13/2025	2,540,000	2,583,162
		22,855,271

Property & Casualty Insurance–0.91%

Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/2053	3,315,000	3,447,600
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/2037(b)	2,105,000	2,476,006
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,122
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,854,547
XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Bonds, 5.50%, 03/31/2045	1,670,000	1,582,872
		9,366,147

Railroads–0.54%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/2025	2,169,000	2,108,890
4.15%, 04/01/2045	3,723,000	3,435,972
		5,544,862

Regional Banks–1.40%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	474,000	488,220
5.00%, 08/01/2023	635,000	647,700
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50% (b)(c)	1,100,000	1,084,875
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,831,663
Series J, Jr. Unsec. Sub. Bonds, 4.90% (c)	2,255,000	2,128,156
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,536,898
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (c)	3,310,000	3,343,100
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/2025	1,835,000	1,765,441
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/2019	503,000	565,875
		14,391,928

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Reinsurance–0.28%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	$2,665,000	$2,832,000

Renewable Electricity–0.17%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,762,000	1,698,483

Residential REIT’s–0.35%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,631,246

Restaurants–0.64%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,890,000	6,140,325
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	437,000	467,044
		6,607,369

Security & Alarm Services–0.17%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/2021	236,000	248,685
Tyco International Finance S.A., Sr. Unsec. Gtd. Global Notes, 3.90%, 02/14/2026	1,489,000	1,528,353
		1,777,038

Semiconductor Equipment–0.05%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/2022	497,000	479,605

Semiconductors–0.28%

Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/2022	433,000	435,165
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,379,000	2,468,212
		2,903,377

Soft Drinks–0.19%

Coca-Cola Bottling Co. Consolidated, Sr. Unsec. Global Notes, 3.80%, 11/25/2025	1,981,000	1,999,365

Specialized Consumer Services–0.05%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	533,093

Specialized Finance–2.33%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/2021	3,960,000	4,011,975
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	230,000	240,063
5.50%, 02/15/2022	125,000	131,563

	Principal Amount	Value

Specialized Finance–(continued)

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	$3,800,000	$4,047,000
5.88%, 08/15/2022	315,000	342,562
Sr. Unsec. Notes, 8.25%, 12/15/2020	660,000	789,525
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,897,167
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,170,513
4.88%, 02/15/2024	7,463,000	8,018,930
5.25%, 07/15/2044	1,665,000	1,724,533
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	511,087
		23,884,918

Specialized REIT’s–1.20%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/2023	445,000	463,912
Sr. Unsec. Notes, 4.88%, 04/15/2022	350,000	357,875
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	529,000	554,127
Sr. Unsec. Gtd. Notes, 6.38%, 11/15/2022(b)	30,000	31,425
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,609,000	2,507,261
7.75%, 07/15/2020	6,391,000	7,478,036
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022	408,000	419,220
5.38%, 04/01/2023	130,000	132,600
5.88%, 01/15/2026	294,000	299,880
		12,244,336

Specialty Chemicals–0.07%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	550,000	545,875
PSPC Escrow II Corp., Sr. Unsec. Bonds, 10.38%, 05/01/2021(b)	130,000	133,006
		678,881

Specialty Stores–0.28%

Tiffany & Co., Sr. Unsec. Global Notes, 3.80%, 10/01/2024	1,429,000	1,408,066
4.90%, 10/01/2044	1,571,000	1,491,228
		2,899,294

Steel–0.14%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	320,000	235,200
8.25%, 11/01/2019(b)	324,000	282,690

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Steel–(continued)

Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	$371,000	$361,725
5.50%, 10/01/2024	145,000	138,656
6.38%, 08/15/2022	197,000	200,448
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/2020(b)	253,000	205,879
		1,424,598

Technology Hardware, Storage & Peripherals–0.22%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	805,000	685,256
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/2034(b)	2,040,000	1,591,200
		2,276,456

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Global Bonds, 5.13%, 11/15/2023	113,000	115,825

Tobacco–0.81%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/2021	1,770,000	1,938,175
Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/2044	3,890,000	3,786,853
Reynolds American, Inc., Sr. Unsec. Gtd. Global Notes, 4.45%, 06/12/2025	2,414,000	2,540,760
		8,265,788

Trading Companies & Distributors–0.26%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.63%, 10/30/2020	540,000	555,525
5.00%, 10/01/2021	890,000	927,825
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	621,000	650,497
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	248,930
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	285,000	299,250
		2,682,027

Trucking–0.27%

OPE KAG Finance Sub. Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	342,000	352,688
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,416,000	2,411,204
		2,763,892

	Principal Amount	Value

Wireless Telecommunication Services–2.18%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	$1,955,000	$1,797,364
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,647,584
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	790,125
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,183,732
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	200,000	179,500
Sr. Unsec. Notes, 6.00%, 04/15/2021(b)	400,000	359,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	1,565,000	1,488,350
5.00%, 03/15/2044	4,835,000	4,972,587
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	578,000	576,555
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	215,000	209,625
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	1,155,000	1,180,988
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/2025	283,000	222,155
7.88%, 09/15/2023	962,000	779,220
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	800,000	773,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	200,000	210,750
		22,370,535
Total U.S. Dollar Denominated Bonds & Notes (Cost $ 891,099,657)		889,544,039

U.S. Treasury Securities–7.83%

U.S. Treasury Bills–0.46%

0.23%, 05/26/2016(e)(f)(g)	1,720,000	1,716,743
0.24%, 05/26/2016 (e)(f)(g)	255,000	254,517
0.25%, 05/26/2016 (e)(f)(g)	1,020,000	1,018,069
0.29%, 05/26/2016 (e)(f)(g)	1,745,000	1,741,696
		4,731,025
U.S. Treasury Notes–3.32%

1.63%, 11/30/2020	12,294,700	12,280,816
2.00%, 11/30/2022	6,098,000	6,101,550
2.25%, 11/15/2025	15,556,400	15,610,923
		33,993,289

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount		Value

U.S. Treasury Inflation-Indexed Bonds–0.88%

0.75%, 02/15/2045	$10,105,000	(h)	$9,010,667

U.S. Treasury Bonds–3.17%

2.88%, 08/15/2045	33,157,000		32,429,632
Total U.S. Treasury Securities (Cost $79,595,766)			80,164,613

	Shares

Preferred Stocks–1.95%

Asset Management & Custody Banks–0.10%

State Street Corp., Series D, 5.90% Pfd.	34,900		954,515

Investment Banking & Brokerage–1.44%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000		3,075,620
Morgan Stanley, Series E, 7.13% Pfd.	265,000		7,526,000
Series F, 6.88% Pfd.	150,000		4,143,000
			14,744,620

Regional Banks–0.26%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000		2,682,800

Reinsurance–0.15%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	56,000		1,566,320
Total Preferred Stocks (Cost $18,042,500)			19,948,255

Municipal Obligations–0.50%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/2017(i)	485,000		339,519
Series 2007 B, Taxable RB, 9.00%, 05/15/2018(i)	535,000		374,522
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013 A, RB, 3.00%, 07/01/2020	2,525,000		2,566,738
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057	1,485,000		1,799,048
Milwaukee (City of), Wisconsin Redevelopment Authority (Academy of Learning and Leadership, Inc.); Series 2007 B, Taxable Redevelopment Education RB, 7.56%, 08/01/2016(i)	269,246		2,668
Series 2007 C, Taxable Redevelopment Education RB, 7.56%, 08/01/2013(i)(j)	179,497		1,779
Total Municipal Obligations (Cost $5,480,757)			5,084,274

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–0.30%(k)

Automobile Manufacturers–0.02%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/2019(b)	EUR	180,000	$196,351

Casinos & Gaming–0.03%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(b)	GBP	180,000	284,867

Data Processing & Outsourced Services–0.01%

Worldpay Finance PLC (United Kingdom), Sr. Unsec. Bonds, 3.75%, 11/15/2022(b)	EUR	100,000	108,687

Hotels, Resorts & Cruise Lines–0.04%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	139,000	155,114
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	170,000	270,617
			425,731

Internet Software & Services–0.03%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/2020(b)	EUR	245,000	277,997

Multi-Sector Holdings–0.12%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	200,000	320,836
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/2018(b)	GBP	125,000	196,743
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/2018(b)	GBP	470,000	739,756
			1,257,335

Other Diversified Financial Services–0.03%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/2019(b)	GBP	200,000	326,469

Packaged Foods & Meats–0.02%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	150,000	233,804
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,212,368)			3,111,241

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Asset-Backed Securities–0.11%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.74%, 09/26/2034(b)(l)	$149,960	$150,367
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.83%, 12/25/2034(l)	983,788	985,150
Total Asset-Backed Securities (Cost $1,035,799)		1,135,517

	Shares	Value

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.00%

Adelphia Communications Corp.(m)	8,850	5,531
Adelphia Recovery Trust -Series ACC-1(m)	859,558	1,719
		7,250

Integrated Telecommunication Services–0.01%

Largo Ltd. (Luxembourg), Class A(n)	13,363	4,235
Class B(n)	120,270	38,120
		42,355

	Shares	Value

Paper Products–0.00%

Verso Corp.(n)	1,622	$59
Total Common Stocks & Other Equity Interests (Cost $733,331)		49,664

Money Market Funds–2.59%

Liquid Assets Portfolio –Institutional Class, 0.17%(o)	13,275,323	13,275,323
Premier Portfolio –Institutional Class, 0.13%(o)	13,275,323	13,275,323
Total Money Market Funds (Cost $26,550,646)		26,550,646

Options Purchased–0.07%

(Cost $1,086,386)(p)		742,485
TOTAL INVESTMENTS–100.21% (Cost $1,026,837,210)		1,026,330,734
OTHER ASSETS LESS LIABILITIES–(0.21)%		(2,137,124)
NET ASSETS–100.00%		$1,024,193,610

Investment Abbreviations:

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

GBP	— British Pound

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

PIK	— Payment in Kind

RB	— Revenue Bonds

REGS	— Regulation S

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $246,867,400, which represented 24.10% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	7.75%	8.50%

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(g)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1J and Note 3.

(h)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $718,488, which represented less than 1% of the Fund’s Net Assets.

(j)	Matured Security.

(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(m)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(n)	Non-income producing security.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

(p)	The table below details options purchased:

Open Over-The-Counter Interest Rate Swaptions Purchased

Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
10 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.45%	Pay	3 Month USD LIBOR	04/29/16	$95,000,000	$742,485
Total Options Purchased (Cost $1,086,386) – Interest Rate Risk

  Investment Abbreviations:

LIBOR	– London interbank offer rate

USD	– United States Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

                                 Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                 Invesco Corporate Bond Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Call Options Written and Purchased – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the

                                 Invesco Corporate Bond Fund

H.	Call Options Written and Purchased – (continued)

underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument

                                 Invesco Corporate Bond Fund

J.	Swap Agreements – (continued)

subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

                                 Invesco Corporate Bond Fund

K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$46,498,960	$49,605	$—	$46,548,565
U.S. Treasury Securities	—	80,164,613	—	80,164,613
Corporate Debt Securities	—	889,544,039	—	889,544,039
Asset-Backed Securities	—	1,135,517	—	1,135,517
Municipal Obligations	—	5,084,274	—	5,084,274
Foreign Debt Securities	—	3,111,241	—	3,111,241
Options Purchased	—	742,485	—	742,485
	$46,498,960	$979,831,774	$—	$1,026,330,734
Forward Foreign Currency Contracts*	—	97,348	—	97,348
Futures Contracts*	(254,451)	—	—	(254,451)
Swap Agreements*	—	(268,543)	—	(268,543)
Total Investments	$46,244,509	$979,660,579	$—	$1,025,905,088
*	Unrealized appreciation (depreciation).

                                 Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements	$—	$(376,772)
Currency risk:
Forward foreign currency contracts	116,273	(18,925)
Interest rate risk:
Futures contracts(a)	74,617	(329,068)
Options purchased(b)	742,485	—
Swap agreements(c)	108,229	—
Total	$1,041,604	$(724,765)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

(c)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.

Effect of Derivative Investments for the nine months ended November 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Credit Risk	$—	$—	$(217,800)	$254,620	$851,981
Currency Risk	156,293	—	—	—	—
Interest Rate Risk	—	3,081,473	(831,564)	—	577,017
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	—	—	—	168,711
Currency Risk	(73,352)	—	—	—	—
Interest Rate Risk	—	(746,694)	(343,901)	—	108,229
Total	$82,941	$2,334,779	$(1,393,265)	$254,620	$1,705,938

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

                                 Invesco Corporate Bond Fund

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, the seven month average notional value of options purchased, the four month average notional value of options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$7,715,309	$314,055,067	$151,428,571	$57,500,000	$38,942,244

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/04/15	Deutsche Bank Securities, Inc.	EUR	1,038,211	USD	1,172,688	$1,097,037	$75,651
12/04/15	Goldman Sachs International	EUR	1,000	USD	1,089	$1,057	$32
12/04/15	Goldman Sachs International	GBP	1,507,386	USD	2,310,430	$2,270,469	$39,961
12/04/15	Deutsche Bank Securities, Inc.	USD	319,031	EUR	289,835	$306,258	$(12,773)
12/04/15	Goldman Sachs International	USD	797,459	EUR	749,375	$791,836	$(5,623)
12/04/15	Deutsche Bank Securities, Inc.	USD	2,269,942	GBP	1,507,386	$2,270,469	$527
12/04/15	Goldman Sachs International	EUR	659,375	USD	698,947	$698,845	$102
12/04/15	Deutsche Bank Securities, Inc.	GBP	1,507,386	USD	2,270,258	$2,270,787	$(529)
Total Open Forward Foreign Currency Contracts—Currency Risk							$97,348

Currency Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

Open Futures Contracts
					Unrealized
	Type of	Number of	Expiration	Notional	Appreciation
Futures Contracts	Contract	Contracts	Month	Value	(Depreciation)
Long Gilt	Long	83	March-2016	$ 12,782,000	$34,835
U.S. Treasury 2 Year Notes	Long	288	March-2016	62,653,500	(616)
U.S. Treasury 5 Year Notes	Long	652	March-2016	77,379,157	39,782
U.S. Treasury 10 Year Notes	Short	578	March-2016	(73,080,875)	(50,932)
U.S. Treasury Ultra Bonds	Short	407	March-2016	(64,484,063)	(277,520)
Total Futures Contracts – Interest Rate Risk					(254,451)

Options Written Transactions
	Put Options
	Notional Value	Premiums Received
Beginning of period	$—	$—
Written	140,000,000	254,620
Expired	(140,000,000)	(254,620)
End of period	$—	$—

                                 Invesco Corporate Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements – Interest Rate Risk
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date		Notional Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.23%	05/04/2026	USD	$28,400,000	$108,229

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk

Counterparty	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.37%	$10,750,000	$270,918	$(376,772)

Abbreviations:

CME – Chicago Mercantile Exchange	LIBOR – London interbank offer rate	USD – United States Dollar

(a)	Implied credit spreads represent the current level as of November 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $792,154,760 and $726,056,396, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $933,806,370 and $923,638,713, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,325,782
Aggregate unrealized (depreciation) of investment securities	(32,077,474)
Net unrealized (depreciation) of investment securities	$(1,751,692)
Cost of investments for tax purposes is $1,028,082,426.

                                 Invesco Corporate Bond Fund

Invesco Global Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	GRE-QTR-1	11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.77%

Australia–4.96%

DEXUS Property Group	241,721	$1,345,701
Goodman Group	3,455,375	15,328,854
Mirvac Group	960,890	1,298,852
Scentre Group	5,651,632	16,308,904
Stockland	6,040,649	17,503,082
Vicinity Centres	13,802,105	27,107,382
Westfield Corp.	4,215,481	29,198,917
		108,091,692

Brazil–0.42%

BR Malls Participacoes S.A.	764,300	2,533,569
Even Construtora e Incorporadora S.A.	1,258,800	1,327,999
EZ Tec Empreendimentos e Participacoes S.A.	285,460	966,936
Multiplan Empreendimentos Imobiliarios S.A.	392,800	4,326,752
		9,155,256

Canada–2.15%

Allied Properties REIT	695,092	17,046,775
Canadian REIT	353,800	11,188,389
First Capital Realty, Inc.	498,025	7,305,908
H&R REIT	701,700	11,276,383
		46,817,455

China–4.70%

Beijing Capital Land Ltd. -Class H	1,376,000	605,174
China Jinmao Holdings Group Ltd.	11,552,000	3,501,328
China Overseas Land & Investment Ltd.	6,558,000	21,673,664
China Resources Land Ltd.	5,373,777	14,450,854
China Vanke Co., Ltd. -Class H	2,419,400	6,028,685
CIFI Holdings (Group) Co. Ltd.	22,460,000	4,923,457
Dalian Wanda Commercial Properties Co. Ltd. -Class H (a)	549,186	3,261,797
Global Logistic Properties Ltd.	4,292,200	5,983,233
Greentown China Holdings Ltd. (b)	3,796,000	3,833,503
Guangzhou R&F Properties Co. Ltd. -Class H	791,600	889,245
KWG Property Holding Ltd.	5,978,000	4,261,497
Longfor Properties Co. Ltd.	5,686,000	7,788,237
Shenzhen Investment Ltd.	19,512,000	8,412,657
Shimao Property Holdings Ltd.	810,000	1,364,158
Shui On Land Ltd.	28,343,500	7,823,031
Sino-Ocean Land Holdings Ltd.	13,865,500	7,779,158
		102,579,678

France–2.95%

ICADE	207,482	14,638,492
Klepierre	124,860	5,667,051

	Shares	Value

France–(continued)

Mercialys S.A.	350,231	$7,537,288
Unibail-Rodamco S.E.	142,529	36,606,457
		64,449,288

Germany–2.98%

Deutsche Wohnen AG	509,418	14,017,422
LEG Immobilien AG	341,906	27,091,777
Vonovia SE	768,991	23,832,898
		64,942,097

Hong Kong–7.04%

Cheung Kong Property Holdings Ltd.	4,004,501	26,052,035
Henderson Land Development Co. Ltd.	716,000	4,409,549
Hongkong Land Holdings Ltd.	2,859,200	19,960,566
Kerry Properties Ltd.	182,000	512,898
Link REIT	3,163,500	19,237,886
New World China Land Ltd.	2,282,000	1,571,647
New World Development Co. Ltd.	11,291,000	11,320,439
Sun Hung Kai Properties Ltd.	3,268,000	40,168,236
Swire Properties Ltd.	7,536,800	21,871,437
Wharf Holdings Ltd. (The)	1,450,000	8,322,156
		153,426,849

Indonesia–0.49%

PT Bumi Serpong Damai Tbk	26,789,500	3,249,317
PT Lippo Karawaci Tbk	21,571,400	2,001,824
PT Pakuwon Jati Tbk	101,662,800	3,374,662
PT Summarecon Agung Tbk	17,176,300	1,968,764
		10,594,567

Ireland–0.24%

Green REIT PLC	3,280,461	5,274,958

Japan–9.98%

Activia Properties, Inc.	2,612	10,736,572
Advance Residence Investment Corp.	902	1,922,704
Daiwa House REIT Investment Corp.	591	2,342,876
GLP J-REIT (a)	885	863,432
GLP J-REIT	4,381	4,274,233
Japan Hotel REIT Investment Corp.	20,629	15,031,855
Japan Logistics Fund Inc.	1,053	2,017,894
Japan Real Estate Investment Corp.	4,397	20,931,292
Japan Retail Fund Investment Corp.	6,882	13,165,808
Kenedix Retail REIT Corp.	3,362	6,844,169
Mitsubishi Estate Co. Ltd.	2,746,000	57,833,872
Mitsui Fudosan Co., Ltd.	2,045,000	51,565,231
Nippon Prologis REIT Inc.	2,289	4,014,582
Nomura Real Estate Master Fund, Inc.	3,254	3,925,418
ORIX JREIT Inc.	5,505	7,195,406
Tokyu Fudosan Holdings, Corp.	1,439,100	9,691,421

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

Japan–(continued)

United Urban Investment Corp.	4,005	$5,335,662
		217,692,427

Malaysia–0.36%

IGB REIT	7,252,100	2,196,059
IOI Properties Group Berhad	4,549,700	2,349,610
KLCCP Stapled Group	634,400	1,042,441
SP Setia Berhad Group	2,879,200	2,183,056
		7,771,166

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)	9,888,325	0

Mexico–0.81%

Fibra Uno Administracion S.A. de C.V.	5,783,300	13,482,471
Macquarie Mexico Real Estate Management S.A. de C.V.	3,131,300	4,143,865
		17,626,336

Netherlands–0.82%

Wereldhave N.V.	321,373	17,971,353

Philippines–0.76%

Ayala Land, Inc.	7,221,900	5,171,166
Megaworld Corp.	37,114,600	3,485,037
Robinsons Land Corp.	3,762,000	2,402,497
SM Prime Holdings Inc.	12,160,900	5,528,234
		16,586,934

Singapore–1.62%

Ascendas REIT	6,589,800	11,150,389
CapitaLand Ltd.	6,061,200	12,948,541
CapitaLand Retail China Trust	2,064,700	2,129,688
Mapletree Industrial Trust	8,421,000	9,044,247
		35,272,865

South Africa–0.98%

Growthpoint Properties Ltd.	6,474,555	10,798,157
Hyprop Investments Ltd.	635,461	5,295,362
Resilient REIT Ltd.	616,225	5,307,287
		21,400,806

Spain–0.74%

Inmobiliaria Colonial S.A. (b)	11,692,975	8,162,719
Merlin Properties Socimi, S.A.	639,024	7,941,708
		16,104,427

Sweden–1.37%

Castellum AB	496,416	6,983,998
Fabege AB	689,273	10,985,501
Wihlborgs Fastigheter AB	608,400	11,998,624
		29,968,123

Thailand–0.33%

Central Pattana PCL	2,248,200	2,903,637
Land and Houses PCL	4,549,500	1,162,467

	Shares	Value

Thailand–(continued)

Land and Houses PCL-NVDR	1,350,100	$344,971
L.P.N. Development PCL	1,769,600	849,961
Pruksa Real Estate PCL	2,693,500	1,899,215
		7,160,251

United Arab Emirates–0.62%

Emaar Malls Group PJSC (b)	5,615,440	4,372,610
Emaar Properties PJSC	5,798,529	9,088,594
		13,461,204

United Kingdom–6.07%

Big Yellow Group PLC	640,796	7,692,380
Derwent London PLC	311,214	17,671,895
Great Portland Estates PLC	2,281,083	30,114,500
Kennedy Wilson Europe Real Estate PLC	386,906	7,086,335
Land Securities Group PLC	3,123,545	57,914,654
UNITE Group PLC (The)	1,182,901	12,008,560
		132,488,324

United States–47.38%

American Campus Communities, Inc.	635,375	25,669,150
American Homes 4 Rent -Class A	626,502	10,512,704
AvalonBay Communities, Inc.	415,401	75,515,748
Boston Properties, Inc.	291,583	36,444,959
Brandywine Realty Trust	442,944	6,094,910
Brixmor Property Group, Inc.	1,602,148	40,229,936
Brookdale Senior Living Inc. (b)	598,233	13,448,278
Camden Property Trust	340,063	25,974,012
Care Capital Properties, Inc.	581,191	18,394,695
CoreSite Realty Corp.	67,790	3,970,460
Cousins Properties, Inc.	2,215,757	21,780,891
CyrusOne Inc.	493,480	17,844,237
DiamondRock Hospitality Co.	1,693,024	18,843,357
Empire State Realty Trust Inc. -Class A	1,554,883	28,594,298
Equinix, Inc.	68,864	20,418,176
Equity Lifestyle Properties, Inc.	35,365	2,206,069
Essex Property Trust, Inc.	52,890	12,206,483
Extra Space Storage Inc.	311,304	26,071,710
Federal Realty Investment Trust	196,466	28,786,198
First Industrial Realty Trust, Inc.	491,885	11,239,572
General Growth Properties, Inc.	1,009,000	25,699,230
HCP, Inc.	783,107	27,823,792
Healthcare Realty Trust, Inc.	1,186,569	32,262,811
Healthcare Trust of America, Inc. -Class A	868,557	22,678,023
Hilton Worldwide Holdings Inc.	990,032	22,988,543
Hudson Pacific Properties Inc.	795,227	22,799,158
InfraREIT Inc.	414,704	8,364,580
Kilroy Realty Corp.	284,200	18,964,666
LaSalle Hotel Properties	274,159	7,734,025
Mid-America Apartment Communities, Inc.	324,231	28,713,897
Prologis, Inc.	1,117,994	47,794,244
Public Storage	152,840	36,690,771
QTS Realty Trust, Inc. -Class A	242,705	10,247,005
Realty Income Corp.	471,940	23,417,663
Retail Opportunity Investments Corp.	1,162,935	21,270,081
Rexford Industrial Realty, Inc.	666,079	10,730,533

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

	Shares	Value

United States–(continued)

RLJ Lodging Trust	280,060	$6,833,464
Simon Property Group, Inc.	566,922	105,583,553
Sunstone Hotel Investors, Inc.	664,325	9,752,291
Terreno Realty Corp.	55,197	1,250,212
Ventas, Inc.	326,492	17,415,083
Vornado Realty Trust	301,100	29,134,436
Washington REIT	632,700	17,405,577
Weingarten Realty Investors	955,129	33,391,310
		1,033,190,791
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,984,957,530)		2,132,026,847

	Shares	Value

Money Market Funds–1.50%

Liquid Assets Portfolio –Institutional Class, 0.17% (c)	16,300,305	$16,300,305
Premier Portfolio –Institutional Class, 0.13% (c)	16,300,305	16,300,305
Total Money Market Funds (Cost $32,600,610)		32,600,610
TOTAL INVESTMENTS–99.27% (Cost $2,017,558,140)		2,164,627,457
OTHER ASSETS LESS LIABILITIES–0.73%		15,978,265
NET ASSETS–100.00%		$2,180,605,722

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $4,125,229, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Global Real Estate Fund

D. Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2015, there were transfers from Level 1 to Level 2 of $271,275,172 and from Level 2 to Level 1 of $138,963,110, due to foreign fair value adjustments.

Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$108,091,692	$—	$108,091,692
Brazil	9,155,256	—	—	9,155,256
Canada	46,817,455	—	—	46,817,455
China	55,071,767	47,507,911	—	102,579,678
France	64,449,288	—	—	64,449,288
Germany	64,942,097	—	—	64,942,097
Hong Kong	94,522,162	58,904,687	—	153,426,849
Indonesia	2,001,824	8,592,743	—	10,594,567
Ireland	5,274,958	—	—	5,274,958
Japan	159,858,555	57,833,872	—	217,692,427
Malaysia	7,771,166	—	—	7,771,166
Malta	—	—	0	0
Mexico	17,626,336	—	—	17,626,336
Netherlands	17,971,353	—	—	17,971,353
Philippines	2,402,497	14,184,437	—	16,586,934
Singapore	11,173,935	24,098,930	—	35,272,865
South Africa	10,602,649	10,798,157	—	21,400,806
Spain	—	16,104,427	—	16,104,427
Sweden	29,968,123	—	—	29,968,123
Thailand	5,997,784	1,162,467	—	7,160,251
United Arab Emirates	4,372,610	9,088,594	—	13,461,204
United Kingdom	132,488,324	—	—	132,488,324
United States	1,065,791,401	—	—	1,065,791,401
Total Investments	$1,808,259,540	$356,367,917	$0	$2,164,627,457

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $1,616,839,230 and $1,000,565,797, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$162,644,099
Aggregate unrealized (depreciation) of investment securities	(80,159,239)
Net unrealized appreciation of investment securities	$82,484,860
Cost of investments for tax purposes is $2,082,142,597.

Invesco Global Real Estate Fund

Invesco High Yield Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us HYI-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–89.56%(a)

Advertising–0.09%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 05/01/2023	$1,232,000	$1,242,780

Aerospace & Defense–3.19%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/2021	4,166,000	4,358,677
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(b)	4,215,000	4,220,269
7.50%, 03/15/2025(b)	5,135,000	3,838,412
7.75%, 03/15/2020(b)	4,119,000	3,655,613
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 11/15/2025(b)	968,000	984,940
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	2,963,000	2,885,221
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	4,501,000	4,591,020
Orbital ATK Inc., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/2023(b)	3,442,000	3,549,563
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/2020	4,438,000	4,399,167
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/2025(b)	9,770,000	9,623,450
		42,106,332

Agricultural & Farm Machinery–0.31%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	5,122,000	4,142,418

Airlines–0.50%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	6,320,000	6,588,601

Alternative Carriers–1.92%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	4,925,000	5,109,688
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/2022	11,919,000	12,127,582
Level 3 Financing, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	1,728,000	1,732,320
5.38%, 01/15/2024(b)	4,868,000	4,898,425
5.38%, 05/01/2025(b)	1,470,000	1,455,300
		25,323,315

	Principal Amount	Value

Apparel Retail–0.85%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	$9,455,000	$8,308,581
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	3,735,000	2,922,638
		11,231,219

Apparel, Accessories & Luxury Goods–0.19%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/2021	2,453,000	2,529,656

Application Software–0.22%

SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/2023(b)	2,728,000	2,850,760

Auto Parts & Equipment–1.37%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	6,730,000	7,133,800
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	2,017,000	2,059,861
5.50%, 12/15/2024	2,155,000	2,171,163
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/2020(b)	2,870,000	2,935,436
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/2024	3,661,000	3,761,677
		18,061,937

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/2018(c)	1,500,000	0

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Broadcasting–1.22%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	$2,795,000	$2,739,100
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/2023	2,994,000	2,103,285
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/2021	2,979,000	3,120,502
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	4,048,000	4,199,800
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	2,786,000	2,737,245
TEGNA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 10/15/2023	1,203,000	1,278,188
		16,178,120

Building Products–4.54%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	3,665,000	3,834,506
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(b)	7,524,000	7,975,440
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	10,849,000	11,540,624
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	3,531,000	3,623,689
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	9,687,000	9,820,196
6.00%, 10/15/2025(b)	2,511,000	2,605,163
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	8,594,000	8,808,850
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021(b)	2,201,000	1,950,636
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	1,418,000	1,520,805
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	4,791,000	4,850,887
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	3,475,000	3,483,688
		60,014,484

Cable & Satellite–6.04%

Altice Luxembourg S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	1,720,000	1,612,500

	Principal Amount	Value

Cable & Satellite–(continued)

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.13%, 05/01/2023(b)	$7,209,000	$7,172,955
5.38%, 05/01/2025(b)	12,063,000	12,002,685
CCOH Safari LLC, Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	5,807,000	5,865,070
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	4,039,000	3,483,637
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	15,644,000	14,040,490
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	2,577,000	2,789,603
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	6,938,000	5,220,845
6.63%, 12/15/2022	3,000,000	1,830,000
Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	3,315,000	3,240,413
Numericable-SFR SA (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	11,490,000	11,403,825
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	4,925,000	4,826,992
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	4,976,125
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	1,300,000	1,228,500
		79,693,640

Casinos & Gaming–1.14%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	7,746,000	8,162,347
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,089,100
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/2022	2,382,000	2,566,605
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/2021(b)	1,175,000	1,207,313
		15,025,365

Commercial Printing–0.52%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	6,847,000	6,864,118

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Computer & Electronics Retail–0.50%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/2021	$8,369,000	$6,601,049

Construction & Engineering–0.67%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	8,564,000	8,870,981

Construction Machinery & Heavy Trucks–3.59%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	10,766,000	11,411,960
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	11,147,000	11,258,470
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	2,341,000	2,159,573
6.75%, 06/15/2021	3,309,000	3,251,092
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	6,932,000	4,956,380
Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/2019	4,450,000	3,251,281
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	9,215,000	9,353,225
5.38%, 03/01/2025	1,816,000	1,816,000
		47,457,981

Construction Materials–0.44%

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/2019(b)	2,870,000	2,866,412
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/2021(b)	1,457,000	1,455,179
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/2023(b)	1,453,000	1,509,304
		5,830,895

Consumer Finance–1.08%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	3,789,000	3,789,000
5.13%, 09/30/2024	5,167,000	5,373,680
Unsec. Sub. Global Notes, 5.75%, 11/20/2025	1,463,000	1,473,972
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/2023(b)	3,578,000	3,631,670
		14,268,322

Data Processing & Outsourced Services–0.86%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	3,048,000	3,055,620
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	8,247,000	8,360,396
		11,416,016

	Principal Amount	Value

Diversified Banks–0.29%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	$3,500,000	$3,858,878

Diversified Chemicals–0.42%

Chemours Co. (The), Sr. Unsec. Notes, 6.63%, 05/15/2023(b)	2,854,000	2,165,473
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(b)	3,515,000	3,427,125
		5,592,598

Diversified Metals & Mining–0.80%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	3,264,000	2,399,040
8.25%, 11/01/2019(b)	6,664,000	5,814,340
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/2020	941,000	729,275
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	1,703,000	1,630,623
		10,573,278

Electrical Components & Equipment–1.07%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	7,958,000	7,987,842
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	2,715,000	2,633,550
5.00%, 10/01/2025(b)	3,610,000	3,447,550
		14,068,942

Environmental & Facilities Services–0.46%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	5,779,000	6,010,160

Food Retail–1.10%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	12,352,000	12,876,960
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2023	1,545,000	1,545,000
		14,421,960

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Notes, 8.00%, 01/30/2020(d)(e)	49,626	43,423
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017(b)(c)(e)	515,000	2,575
		45,998

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Gas Utilities–1.06%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	$5,365,000	$4,882,150
6.75%, 01/15/2022	1,461,000	1,329,510
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	3,007,000	2,706,300
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	5,376,000	5,107,200
		14,025,160

General Merchandise Stores–0.32%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	4,029,000	4,205,269

Health Care Equipment–0.39%

DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Sec. Second Lien Notes, 8.13%, 06/15/2021(b)	5,629,000	5,094,245

Health Care Facilities–5.47%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	8,578,000	8,470,775
Amsurg Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 07/15/2022	3,825,000	3,777,188
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	3,621,552	3,531,013
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,911,000	2,035,215
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	7,064,000	7,573,932
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	5,995,000	6,114,900
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	5,063,000	5,702,204
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	3,380,000	3,358,875
5.88%, 02/15/2026	2,760,000	2,815,200
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	2,246,000	2,161,775
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	8,196,000	8,114,040
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	6,965,000	6,843,112
6.75%, 06/15/2023	2,417,000	2,278,023
8.13%, 04/01/2022	9,414,000	9,472,837
		72,249,089

Health Care Services–0.42%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	5,467,000	5,521,670

	Principal Amount	Value

Home Improvement Retail–0.89%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	$13,127,000	$11,748,665

Homebuilding–4.53%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	13,428,000	12,571,965
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	2,205,000	2,202,244
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	11,019,000	10,578,240
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	7,543,000	7,693,860
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	2,798,000	2,507,707
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2019(b)	5,770,000	4,327,500
8.00%, 11/01/2019(b)	8,435,000	6,210,269
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/2021	1,478,000	1,478,000
7.50%, 09/15/2022	1,480,000	1,509,600
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/15/2023	1,183,000	1,191,873
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	2,967,000	3,018,922
7.15%, 04/15/2020	2,583,000	2,763,810
Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	3,722,000	3,717,347
		59,771,337

Household Products–1.63%

Central Garden & Pet Co., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/2023	1,840,000	1,876,800
Reynolds Group Holdings Inc. (New Zealand), Sr. Unsec. Gtd. Global Notes, 9.88%, 08/15/2019	1,800,000	1,881,000
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,704,000	4,839,240
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	5,401,000	5,441,507
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	7,483,000	7,520,415
		21,558,962

Housewares & Specialties–0.08%

Jarden Corp., Sr. Unsec. Gtd. Notes, 5.00%, 11/15/2023(b)	1,041,000	1,073,531

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–1.43%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/2021	$6,190,000	$6,406,650
Sr. Unsec. Notes, 5.50%, 04/15/2025	3,685,000	3,316,500
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	696,000	720,360
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	3,548,000	3,335,120
5.50%, 02/01/2024	3,389,000	3,185,660
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	1,864,161	1,976,011
		18,940,301

Industrial Conglomerates–0.51%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, (Acquired 01/31/2013-07/28/2014; Cost $7,269,713) 7.50%, 02/15/2019(b)	7,150,000	6,792,500

Industrial Machinery–0.97%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	5,673,000	5,375,167
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	7,498,000	7,460,510
		12,835,677

Integrated Telecommunication Services–1.24%

Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	2,226,000	2,242,695
11.00%, 09/15/2025(b)	2,013,000	1,982,805
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	2,685,000	2,765,550
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	9,253,000	9,391,795
		16,382,845

Internet Software & Services–1.06%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	4,559,000	4,775,552
Sr. Unsec. Gtd. Notes, 6.38%, 11/15/2022(b)	2,172,000	2,275,170
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/2022	4,844,000	4,977,210
5.38%, 04/01/2023	1,918,000	1,956,360
		13,984,292

	Principal Amount	Value

Leisure Facilities–0.17%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	$2,150,000	$2,182,250

Leisure Products–1.02%

Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/2023(b)	3,995,000	3,835,200
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	9,332,000	9,693,615
		13,528,815

Managed Health Care–0.21%

Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 11/15/2022(b)	2,775,000	2,802,750

Marine–0.93%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, (Acquired date 10/29/2013-7/16/2015; Cost $13,116,523) 8.13%, 11/15/2021(b)	13,064,000	12,280,160

Metal & Glass Containers–1.77%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	5,894,000	5,975,042
6.00%, 10/15/2022(b)	3,153,000	3,267,296
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(b)	4,468,000	4,400,980
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	3,048,000	2,834,640
Owens-Brockway Glass Container, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2022(b)	1,975,000	1,970,063
5.88%, 08/15/2023(b)	1,862,000	1,943,463
6.38%, 08/15/2025(b)	2,866,000	2,994,970
		23,386,454

Oil & Gas Equipment & Services–0.28%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/2022	4,258,000	3,747,040

Oil & Gas Exploration & Production–6.23%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	1,742,000	1,602,640
6.00%, 12/01/2020	1,227,000	1,174,853

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/2023	$4,728,000	$4,385,220
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2020	2,909,000	2,865,365
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020	6,903,000	1,760,265
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	3,684,000	3,601,110
5.50%, 04/01/2023	6,664,000	6,530,720
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	4,970,000	3,131,100
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	3,038,000	2,779,770
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/2020(b)	3,553,000	2,815,752
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/2022	7,699,000	7,583,515
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	5,373,000	5,453,595
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	1,435,000	1,291,500
Sr. Unsec. Notes, 5.38%, 10/01/2022	2,498,000	2,254,445
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	1,752,000	1,563,660
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	1,334,000	1,190,595
5.75%, 06/01/2021	1,210,000	1,138,913
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	1,201,000	1,026,855
Sr. Unsec. Gtd. Notes, 7.25%, 05/01/2023(b)	6,426,000	5,638,815
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	760,000	759,050
Sr. Unsec. Gtd. Notes, 6.63%, 10/01/2022(b)	5,349,000	5,342,314
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	3,336,000	3,210,900
6.50%, 01/01/2023	3,240,000	3,126,600
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2019	1,188,000	1,119,690
5.75%, 03/15/2021	4,160,000	3,889,600
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/2020	7,493,800	7,025,437
		82,262,279

	Principal Amount	Value

Oil & Gas Storage & Transportation–2.19%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/2027	$5,518,000	$4,648,915
Sr. Sec. Gtd. First Lien Notes, 7.50%, 10/15/2020	300,000	317,250
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 05/15/2023	620,000	547,150
6.75%, 08/01/2022	2,803,000	2,641,828
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025	2,641,000	2,363,695
5.50%, 02/15/2023	4,165,000	3,956,750
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/2021	2,225,000	2,147,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	3,623,000	3,641,115
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	2,460,000	2,435,400
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/2019	4,402,000	3,527,102
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	2,000,000	2,060,000
Sr. Unsec. Gtd. Notes, 6.25%, 10/15/2022(b)	559,000	578,565
		28,864,895

Packaged Foods & Meats–2.35%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2019(b)	13,465,000	14,020,431
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(b)	6,093,000	6,338,243
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	2,595,000	2,676,094
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	2,145,000	2,155,725
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	3,539,000	3,769,035
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	1,886,000	2,013,305
		30,972,833

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Paper Packaging–0.22%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/2021	$266,000	$272,983
4.88%, 11/15/2022	2,545,000	2,608,625
		2,881,608

Paper Products–1.05%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	3,565,000	3,440,225
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025(b)	3,327,000	3,293,730
Mercer International Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/2019	3,949,000	4,087,215
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,999,000	3,021,492
		13,842,662

Personal Products–1.04%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/2017(d)	13,754,000	13,461,727
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/2021	331,000	225,494
		13,687,221

Pharmaceuticals–2.68%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	4,605,000	4,006,350
9.50%, 10/21/2022(b)	2,135,000	2,092,300
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	2,405,000	2,080,325
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,250,000	2,193,750
6.00%, 02/01/2025(b)	1,900,000	1,814,500
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	1,353,000	1,366,530
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	3,692,000	3,184,350
5.63%, 12/01/2021(b)	4,861,000	4,277,680
5.88%, 05/15/2023(b)	2,027,000	1,773,625
6.13%, 04/15/2025(b)	11,363,000	9,942,625
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	3,030,000	2,628,525
		35,360,560

Regional Banks–0.53%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/2019	6,199,000	6,973,875

	Principal Amount	Value

Restaurants–0.53%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	$6,492,000	$6,938,325

Security & Alarm Services–0.27%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/2021	3,441,000	3,625,954

Semiconductor Equipment–0.39%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/2022	5,335,000	5,148,275

Semiconductors–0.15%

Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/2022	1,972,000	1,981,860

Specialized Consumer Services–0.65%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	8,633,648

Specialized Finance–3.79%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.63%, 10/30/2020	3,526,000	3,627,372
Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/2021	5,949,000	6,209,269
5.50%, 02/15/2022	5,535,000	5,825,587
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	11,215,000	11,551,450
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,526,000	6,835,985
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	1,131,000	1,229,962
Sr. Unsec. Notes, 8.25%, 12/15/2020	7,075,000	8,463,469
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	6,092,000	6,289,990
		50,033,084

Specialized REIT’s–0.84%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/2023	5,540,000	5,775,450
Sr. Unsec. Notes, 4.88%, 04/15/2022	5,264,000	5,382,440
		11,157,890

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Specialty Chemicals–0.75%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	$8,167,000	$8,105,747
PSPC Escrow II Corp., Sr. Unsec. Bonds, 10.38%, 05/01/2021	1,772,000	1,812,978
		9,918,725

Specialty Properties–0.29%

Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	3,772,000	3,847,440

Steel–0.94%

Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	2,173,000	2,118,675
5.50%, 10/01/2024	7,846,000	7,502,738
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/2020(b)	3,459,000	2,814,761
		12,436,174

Tires & Rubber–0.12%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Global Bonds, 5.13%, 11/15/2023	1,545,000	1,583,625

Trading Companies & Distributors–0.55%

United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	605,000	607,269
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	6,360,000	6,678,000
		7,285,269

Trucking–0.38%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	4,907,000	5,060,344

Wireless Telecommunication Services–5.86%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	9,903,000	9,271,684
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	3,525,000	3,084,375
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	5,200,000	4,667,000
Sr. Unsec. Notes, 6.00%, 04/15/2021(b)	3,985,000	3,576,537
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	7,965,000	7,945,087
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	3,961,000	3,861,975

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/2025		$7,276,000	$5,711,660
7.88%, 09/15/2023		6,824,000	5,527,440
T-Mobile USA, Inc. , Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		2,642,000	2,648,605
6.84%, 04/28/2023		543,000	560,648
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		8,707,000	8,717,884
6.63%, 04/01/2023		8,318,000	8,567,540
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		9,867,000	9,533,989
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)		1,150,000	1,152,875
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)		2,400,000	2,529,000
			77,356,299
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,262,163,524)			1,182,833,660

Non-U.S. Dollar Denominated Bonds & Notes–4.26%(f)

Auto Parts & Equipment–0.18%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/2021(b)	EUR	2,100,000	2,345,668

Cable & Satellite–0.56%

Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	GBP	1,700,000	2,711,612
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/2027(b)	GBP	1,200,000	1,717,610
REGS, Sr. Sec. Gtd. First Lien Medium- Term Euro Notes, 5.13%, 01/15/2025(b)	GBP	2,050,000	3,002,798
			7,432,020

Casinos & Gaming–0.51%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	2,150,000	3,448,984
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(b)	GBP	2,074,500	3,283,092
			6,732,076

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

		Principal Amount	Value

Data Processing & Outsourced Services–0.04%

Worldpay Finance PLC, Sr. Unsec. Gtd. Notes, 3.75%, 11/15/2022(b)	EUR	500,000	$543,437

Department Stores–0.31%

Debenhams PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.25%, 07/15/2021	GBP	2,700,000	4,089,880

Diversified Support Services–0.17%

AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/2022(b)	GBP	1,500,000	2,193,780

Environmental & Facilities Services–0.04%

Waste Italia S.p.A. (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/2019(b)	EUR	910,000	490,322
REGS, Sr. Sec.Gtd. First Lien Euro Notes, 10.50%, 11/15/2019(b)	EUR	105,000	56,575
			546,897

Hotels, Resorts & Cruise Lines–0.44%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	2,252,000	2,513,070
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	2,030,000	3,231,486
			5,744,556

Industrial Machinery–0.07%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/2023(b)	EUR	800,000	899,487

Movies & Entertainment–0.53%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/2018(b)	GBP	1,365,000	2,148,440
REGS, Sr. Sec. Gtd. First Lien Medium- Term Euro Notes, 9.00%, 08/01/2018(b)	GBP	3,065,000	4,824,154
			6,972,594

		Principal Amount	Value

Other Diversified Financial Services–0.55%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/2019(b)	GBP	2,700,000	$4,407,330
Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/2019(b)	EUR	2,600,000	2,865,909
			7,273,239

Packaged Foods & Meats–0.65%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/2019(b)	EUR	2,780,000	3,032,525
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.00%, 04/15/2019(b)	EUR	1,550,000	1,690,796
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	2,500,000	3,896,728
			8,620,049

Paper Packaging–0.21%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 5.51%, 03/09/2049(g)	EUR	4,100,000	2,815,572
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $57,048,276)			56,209,255

Variable Rate Senior Loan Interests–1.21%(h)

Packaged Foods & Meats–1.21%

Treehouse Foods Inc., Term Loan, 0.00%, 11/01/2016(i) (Cost $15,955,000)		$15,955,000	15,955,000

		Shares

Common Stocks & Other Equity Interests–0.77%

Automobile Manufacturers–0.68%

General Motors Co. (j)		137,102	4,963,092
General Motors Co. -Wts. expiring 07/10/16(j)(k)		84,480	2,226,048
General Motors Co. -Wts. expiring 07/10/19(j)(k)		84,480	1,526,554
Motors Liquidation Co. GUC Trust		21,555	284,526
			9,000,220

Broadcasting–0.00%

Adelphia Communications Corp. (k)(l)		50,250	31,406
Adelphia Recovery Trust -Series ACC-1 (k)(l)		4,846,549	9,693
Adelphia Recovery Trust -Series Arahova (k)(l)		2,211,702	4,424
			45,523

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Shares	Value

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(k)	79,899	$18,377

Integrated Telecommunication Services–0.09%

Hawaiian Telecom Holdco Inc. (k)(m)	7,979	189,342
Largo Ltd. -Class A (Luxembourg)(k)	312,510	99,050
Largo Ltd. -Class B (Luxembourg)(k)	2,812,600	891,453
Ventelo, Inc. (United Kingdom)(b)(k)	73,021	0
		1,179,845

Leisure Products–0.00%

HF Holdings, Inc. (b)(k)	36,820	0

Paper Products–0.00%

Verso Corp. (k)	26,770	964
Total Common Stocks & Other Equity Interests (Cost $39,304,217)		10,244,929

	Principal Amount

U.S. Treasury Bills–0.76%

0.00%, 05/26/2016(n)(o)	$540,000	538,978
0.11%, 05/26/2016(n)(o)	4,825,000	4,815,864
0.23%, 05/26/2016(n)(o)	2,545,000	2,540,181
0.26%, 05/26/2016(n)(o)	605,000	603,854
0.29%, 05/26/2016(n)(o)	675,000	673,723
0.31%, 05/26/2016(n)(o)	830,000	828,428
Total U.S. Treasury Securities (Cost $10,010,523)		10,001,028

	Shares

Preferred Stocks–0.35%

Oil & Gas Exploration & Production–0.35%

WPX Energy Inc. Series A, $3.13 Conv. Pfd. (Cost $5,282,250)	105,645	4,581,824

	Shares	Value

Money Market Funds–2.75%

Liquid Assets Portfolio –Institutional Class, 0.17% (p)	18,186,106	$18,186,106
Premier Portfolio –Institutional Class, 0.13% (p)	18,186,106	18,186,106
Total Money Market Funds (Cost $36,372,212)		36,372,212
TOTAL INVESTMENTS–99.66% (Cost $1,426,136,002)		1,316,197,908
OTHER ASSETS LESS LIABILITIES–0.34%		4,425,257
NET ASSETS–100.00%		$1,320,623,165

Investment Abbreviations:

Conv.	—Convertible

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $584,630,540, which represented 44.27% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2015 was $2,575, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	7.75%	8.50%
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Perpetual bond with no specified maturity date.

(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(j)	Acquired as part of the General Motors reorganization.

(k)	Non-income producing security.

(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(p)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco High Yield Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco High Yield Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of

Invesco High Yield Fund

H.	Swap Agreements – (continued)

default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco High Yield Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$50,162,939	$1,036,026	$0	$51,198,965
U.S. Treasury Securities	—	10,001,028	—	10,001,028
Corporate Debt Securities	—	1,182,833,660	—	1,182,833,660
Foreign Debt Securities	—	56,209,255	—	56,209,255
Variable Rate Senior Loan Interests	—	15,955,000	—	15,955,000
	50,162,939	1,266,034,969	0	1,316,197,908
Forward Foreign Currency Contracts*	—	2,091,948	—	2,091,948
Futures Contracts*	(20,172)	—	—	(20,172)
Total Investments	$50,142,767	$1,268,126,917	$0	$1,318,269,684

*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$2,475,702	$(383,754)
Interest rate risk:
Futures contracts (a)	—	(20,172)
Total	$2,475,702	$(403,926)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco High Yield Fund

Effect of Derivative Investments for the nine months ended November 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Realized Gain (Loss):
Credit Risk	$—	$—	$—	$1,316,668
Currency Risk	3,349,086	—	—	—
Interest Rate Risk	—	(603,322)	(352,000)	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	—	—	(199,233)
Currency Risk	(1,844,619)	—	—	—
Interest Rate Risk	—	(82,433)	—	—
Total	$1,504,467	$(685,755)	$(352,000)	$1,117,435

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$98,460,872	$72,376,125	$40,000,000	$39,564,655

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/04/15	Deutsche Bank Securities Inc.	EUR	24,719,099	USD	27,907,706	$26,119,720	$1,787,986
12/04/15	Deutsche Bank Securities Inc.	USD	7,042,639	EUR	6,414,630	6,778,092	(264,547)
12/04/15	Deutsche Bank Securities Inc.	USD	35,462,455	GBP	23,549,323	35,470,694	8,239
12/04/15	Goldman Sachs International	GBP	24,844,926	USD	38,099,013	37,422,169	676,844
12/04/15	Goldman Sachs International	USD	19,439,464	EUR	18,304,470	19,341,628	(97,836)
12/04/15	Goldman Sachs International	USD	1,964,581	GBP	1,295,603	1,951,476	(13,105)
03/11/16	Deutsche Bank Securities Inc.	GBP	23,549,323	USD	35,467,400	35,475,666	(8,266)
03/11/16	Goldman Sachs International	EUR	16,984,470	USD	18,003,776	18,001,143	2,633
Total Forward Foreign Currency Contracts—Currency Risk							$2,091,948

Currency Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

Invesco High Yield Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	322	March-2016	$(38,214,860)	$ (8,249)
U.S. Treasury 10 Year Notes	Short	225	March-2016	(28,448,437)	(11,923)
Total Futures Contracts—Interest Rate Risk					$(20,172)

NOTE 4 — Unfunded Loan Commitments

As of November 30, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Treehouse Foods, Inc.	Term Loan	$15,955,000	$15,955,000

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $930,903,898 and $1,151,559,382, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,267,073
Aggregate unrealized (depreciation) of investment securities	(126,625,178)
Net unrealized appreciation (depreciation) of investment securities	$(116,358,105)
Cost of investments for tax purposes is $1,432,556,013.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$15,955,000	$15,955,000

Invesco High Yield Fund

Invesco Money Market Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us MKT-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–41.06%(a)

Asset-Backed Securities - Consumer Receivables–6.47%

Barton Capital LLC (b)	0.20%	01/04/2016	$25,000	$24,995,278
Old Line Funding, LLC (b)(c)	0.38%	01/12/2016	8,000	8,000,000
Old Line Funding, LLC (b)(c)	0.39%	03/01/2016	15,000	15,000,000
Old Line Funding, LLC (b)(c)	0.39%	03/04/2016	5,000	5,000,000
Old Line Funding, LLC (b)(c)	0.40%	02/16/2016	10,000	10,000,000
Old Line Funding, LLC (b)(c)	0.41%	02/22/2016	5,000	5,000,000
Thunder Bay Funding, LLC (b)(c)	0.39%	03/01/2016	3,600	3,600,000
Thunder Bay Funding, LLC (b)	0.50%	03/21/2016	5,000	4,992,292
				76,587,570

Asset-Backed Securities - Fully Supported–3.65%

Fairway Finance Co., LLC (CEP-Bank of Montreal) (b)(c)(d)	0.31%	01/06/2016	4,000	4,000,000
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.39%	01/07/2016	4,000	3,998,397
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.40%	01/07/2016	4,200	4,198,273
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.40%	02/23/2016	6,000	5,994,400
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.43%	03/14/2016	10,000	9,987,578
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (b)(d)	0.33%	02/01/2016	15,000	14,991,475
				43,170,123

Asset-Backed Securities - Fully Supported Bank–9.40%

Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.37%	12/14/2015	15,400	15,400,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.38%	02/10/2016	10,000	10,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(c)	0.37%	12/11/2015	3,900	3,900,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(c)	0.37%	12/14/2015	7,000	7,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(c)	0.37%	01/08/2016	5,000	5,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(c)	0.39%	03/01/2016	10,000	10,000,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.30%	01/04/2016	20,000	19,994,333
Lexington Parker Capital Co., LLC (Multi-CEP’s) (b)(d)	0.31%	01/08/2016	30,000	29,990,184
Working Capital Management Co. (CEP-Mizuho Bank Ltd.) (b)(d)	0.21%	12/03/2015	10,000	9,999,883
				111,284,400

Asset-Backed Securities - Multi-Purpose–3.33%

Nieuw Amsterdam Receivables Corp. (b)(d)	0.19%	01/05/2016	24,500	24,495,474
Nieuw Amsterdam Receivables Corp. (b)(d)	0.20%	01/07/2016	15,000	14,996,917
				39,492,391

Diversified Banks–8.75%

BNP Paribas S.A. (d)	0.23%	12/01/2015	30,000	30,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.34%	05/13/2016	10,000	9,999,487
Commonwealth Bank of Australia (b)(c)(d)	0.36%	03/04/2016	25,000	25,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.36%	03/07/2016	5,000	5,000,000
ING (US) Funding LLC (d)	0.38%	01/19/2016	15,000	14,992,242
National Australia Bank Ltd. (b)(c)(d)	0.35%	01/29/2016	10,000	10,000,000
Nordea Bank AB (b)(d)	0.35%	01/05/2016	5,000	4,998,299
Nordea Bank AB (b)(d)	0.38%	02/17/2016	3,600	3,597,036
				103,587,064

Industrial Conglomerates–2.11%

Danaher Corp. (b)	0.19%	12/09/2015	25,000	24,998,944

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–4.04%

Banque et Caisse d’Epargne de l’Etat (d)	0.42%	01/12/2016	$4,000	$3,998,040
BNZ International Funding Ltd. (b)(d)	0.46%	04/22/2016	3,700	3,693,239
Danske Corp. (b)(d)	0.32%	02/01/2016	5,200	5,197,134
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.20%	01/04/2016	25,000	24,995,278
Mitsubishi UFJ Trust & Banking Corp. (d)	0.40%	02/08/2016	10,000	9,992,334
				47,876,025

Specialized Finance–3.31%

Caisse des Depots et Consignations (b)(d)	0.13%	12/03/2015	10,000	9,999,928
KfW (b)(d)	0.29%	03/01/2016	15,000	14,989,194
Nederlandse Waterschapsbank N.V. (b)(d)	0.35%	01/04/2016	4,900	4,898,380
Nederlandse Waterschapsbank N.V. (b)(d)	0.35%	03/14/2016	9,300	9,290,596
				39,178,098
Total Commercial Paper (Cost $486,174,615)				486,174,615

Certificates of Deposit–40.92%

Bank of Montreal (d)	0.12%	12/03/2015	25,000	25,000,000
Bank of Montreal (c)(d)	0.30%	12/11/2015	3,400	3,400,000
Bank of Montreal (d)	0.44%	03/22/2016	3,900	3,900,000
Bank of Nova Scotia (c)(d)	0.33%	03/09/2016	3,400	3,400,000
Bank of Nova Scotia (c)(d)	0.45%	09/30/2016	7,000	7,000,000
Canadian Imperial Bank of Commerce (c)(d)	0.34%	01/08/2016	3,500	3,500,000
Credit Industriel et Commercial (d)	0.14%	12/01/2015	10,600	10,600,000
DNB Bank ASA (d)	0.05%	12/01/2015	59,000	59,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.44%	03/07/2016	4,000	4,000,000
HSBC Bank USA, N.A. (c)(d)	0.34%	12/11/2015	3,900	3,900,000
HSBC Bank USA, N.A. (c)(d)	0.34%	12/18/2015	5,000	5,000,000
KBC Bank N.V. (d)	0.12%	12/07/2015	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (c)(d)	0.43%	01/27/2016	3,500	3,500,000
Mizuho Bank Ltd. (d)	0.29%	01/19/2016	5,000	5,000,000
Nordea Bank Finland PLC (d)	0.06%	12/01/2015	50,000	50,000,000
Rabobank Nederland (c)(d)	0.35%	02/04/2016	10,000	10,000,000
Royal Bank of Canada (c)(d)	0.35%	02/08/2016	3,500	3,500,000
Royal Bank of Canada (c)(d)	0.48%	10/03/2016	21,000	21,000,000
Skandinaviska Enskilda Banken AB (d)	0.06%	12/01/2015	59,000	59,000,000
Standard Chartered Bank (d)	0.28%	01/25/2016	5,000	5,000,000
Standard Chartered Bank (c)(d)	0.36%	01/15/2016	5,000	5,000,000
Standard Chartered Bank (c)(d)	0.37%	12/17/2015	10,200	10,200,000
Standard Chartered Bank (c)(d)	0.39%	03/08/2016	20,000	20,000,000
Standard Chartered Bank (d)	0.65%	02/26/2016	5,500	5,502,763
Sumitomo Mitsui Trust Bank Ltd. (d)	0.30%	01/04/2016	4,500	4,500,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.30%	01/11/2016	6,800	6,800,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.30%	01/25/2016	6,100	6,100,000
Svenska Handelsbanken AB (d)	0.05%	12/01/2015	59,000	59,000,000
Swedbank AB (d)	0.10%	12/01/2015	16,800	16,800,000
Swedbank AB (d)	0.10%	12/07/2015	25,000	25,000,000
Toronto-Dominion Bank (The) (c)(d)	0.36%	01/20/2016	15,000	15,000,000
Toronto-Dominion Bank (The) (c)(d)	0.43%	06/06/2016	10,000	10,000,000
Total Certificates of Deposit (Cost $484,602,763)				484,602,763

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–4.47%(e)

Credit Enhanced–4.47%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	06/01/2029	$2,135	$2,135,000
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	0.02%	08/01/2035	4,615	4,615,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/2028	1,100	1,100,000
Burnsville (City of), Minnesota (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.01%	10/15/2033	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	07/01/2038	3,940	3,940,000
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (f)	0.03%	11/01/2039	2,000	2,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.01%	03/01/2030	2,500	2,500,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC-FHLB of Dallas) (f)	0.15%	12/01/2031	13,950	13,950,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (f)(g)	0.03%	12/01/2039	945	945,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.26%	01/01/2033	3,700	3,700,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (f)	0.02%	03/01/2032	1,100	1,100,000
New York (City of), New York Housing Development Corp. (155 West 21st Street Development); Series 2007 B, VRD Taxable MFH Rental RB (CEP-FNMA)	0.09%	11/15/2037	4,900	4,900,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.19%	12/01/2027	5,215	5,215,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.02%	06/01/2025	1,000	1,000,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.02%	10/01/2033	900	900,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.02%	07/15/2031	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	05/01/2030	2,000	2,000,000
Total Variable Rate Demand Notes (Cost $52,925,000)				52,925,000

Notes–3.72%

GE Capital International Funding Co., Sr. Unsec. Gtd. Notes (b)	0.96%	04/15/2016	15,000	15,025,562
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes (c)	0.41%	12/19/2016	10,000	10,000,000
Unsec. Medium-Term Floating Rate Notes (c)	0.52%	12/19/2016	19,000	19,000,000
Total Notes (Cost $44,025,562)				44,025,562
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.17% (Cost $1,067,727,940)				1,067,727,940

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–9.55%(h)

Credit Suisse Securities (USA) LLC, term agreement dated 11/24/15, maturing value of $20,000,972 (collateralized by domestic non-agency mortgage-backed securities valued at $21,000,574; 0%-3.93%, 08/25/25-10/25/48)(d)(i)	0.25%	12/01/2015	$20,000,972	$20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., term agreement dated 11/27/15, maturing value of $40,037,333 (collateralized by foreign non-agency asset-backed securities valued at $44,000,000; 0.85%-3.20%, 05/05/36-06/08/45)(i)	0.56%	01/26/2016	40,037,333	40,000,000
RBC Capital Markets Corp., term agreement dated 11/30/15, maturing value of $24,750,000 (collateralized by domestic and foreign non-agency asset-backed securities and domestic corporate obligations valued at $26,569,659; 0%-10.06%, 06/17/19-08/19/45)(d)	0.98%	01/29/2016	24,750,000	24,750,000
Wells Fargo Securities, LLC, joint agreement dated 11/30/15, aggregate maturing value of $600,002,333 (collateralized by a domestic agency mortgage-backed security valued at $612,000,000; 3.50%, 06/01/45)	0.14%	12/01/2015	28,333,840	28,333,730
Total Repurchase Agreements (Cost $113,083,730)				113,083,730
TOTAL INVESTMENTS(j)(k)–99.72% (Cost $1,180,811,670)				1,180,811,670
OTHER ASSETS LESS LIABILITIES–0.28%				3,279,364
NET ASSETS–100.00%				$1,184,091,034

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

Gtd.	—Guaranteed

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $420,517,561, which represented 35.51% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 18.4%; Canada: 10.5%; Netherlands: 6.6%; Denmark: 5.8%; Japan: 5.6%; France: 5.5%; Norway: 5.0%; other countries less than 5% each: 15.4%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Security subject to the alternative minimum tax.

(h)	Principal amount equals value at period end. See Note 1D.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Skandinaviska Enskilda Banken AB	5.0
Svenska Handelsbanken AB	5.0

See accompanying notes which are an integral part of this schedule.

Invesco Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 – Subsequent Event

The Board of Trustees approved changes to the Fund’s investment strategies to reposition the Fund as a government money market fund, including changing the Fund’s name to Invesco Government Money Market Fund. These approved changes were in connection with the U.S. Securities and Exchange Commission amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs money market funds and defines government money market funds. The Fund will change from a prime money market fund to a government money market fund. The Fund will invest at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value. These changes are scheduled to take effect on or about June 28, 2016.

Invesco Money Market Fund

Invesco Real Estate Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	REA-QTR-1	11/15	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.10%

Apartments–13.94%

American Campus Communities, Inc.	1,112,874	$44,960,110
AvalonBay Communities, Inc.	770,128	140,001,569
Camden Property Trust	598,032	45,677,684
Essex Property Trust, Inc.	93,502	21,579,327
Mid-America Apartment Communities, Inc.	567,570	50,263,999
		302,482,689

Diversified–9.78%

American Homes 4 Rent -Class A	1,120,604	18,803,735
BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0)(b)(c)	3,547,941	0
CyrusOne Inc.	873,069	31,570,175
Equinix, Inc.	200,134	59,339,731
QTS Realty Trust, Inc. -Class A	437,775	18,482,861
Vornado Realty Trust	551,117	53,326,081
Washington REIT	1,113,000	30,618,630
		212,141,213

Freestanding–1.90%

Realty Income Corp.	832,526	41,309,940

Health Care–10.74%

Brookdale Senior Living Inc. (c)	1,045,134	23,494,612
Care Capital Properties, Inc.	1,013,410	32,074,427
HCP, Inc.	1,404,865	49,914,854
Healthcare Realty Trust, Inc.	2,093,217	56,914,570
Healthcare Trust of America, Inc. -Class A	1,532,002	40,000,572
Ventas, Inc.	574,185	30,627,028
		233,026,063

Industrial/Office: Industrial–6.10%

Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $3,266,500)(b)(c)(d)	6,533	3,573,907
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(d)	4,185,000	3,073,740
First Industrial Realty Trust, Inc.	875,607	20,007,620
Prologis, Inc.	1,971,427	84,278,504
Rexford Industrial Realty, Inc.	1,193,247	19,223,209
Terreno Realty Corp.	96,582	2,187,583
		132,344,563

Industrial/Office: Office–11.10%

Boston Properties, Inc.	513,168	64,140,868
Brandywine Realty Trust	810,605	11,153,925
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429)(b)(d)	4,646,429	2,887,221
BRCP Realty LP (Acquired 05/29/2003-05/29/2008; Cost $921,277)(b)	2,789,299	179,818

	Shares	Value

Industrial/Office: Office–(continued)

Cousins Properties, Inc.	3,908,300	$38,418,589
Empire State Realty Trust Inc. -Class A	2,742,782	50,439,761
Hudson Pacific Properties Inc.	1,402,808	40,218,505
Kilroy Realty Corp.	498,700	33,278,251
		240,716,938

Infrastructure–9.28%

American Tower Corp.	1,039,066	103,262,379
Crown Castle International Corp.	1,019,102	87,551,053
InfraREIT Inc.	516,800	10,423,856
		201,237,288

Lodging-Resorts–5.38%

DiamondRock Hospitality Co.	2,967,695	33,030,445
Hilton Worldwide Holdings Inc.	1,746,376	40,550,851
LaSalle Hotel Properties	476,520	13,442,629
RLJ Lodging Trust	497,700	12,143,880
Sunstone Hotel Investors, Inc.	1,198,752	17,597,680
		116,765,485

Manufactured Homes–0.19%

Equity Lifestyle Properties, Inc.	65,242	4,069,796

Regional Malls–10.65%

General Growth Properties, Inc.	1,779,933	45,334,893
Simon Property Group, Inc.	996,840	185,651,482
		230,986,375

Self Storage Facilities–5.47%

CoreSite Realty Corp.	120,831	7,077,071
Extra Space Storage Inc.	560,492	46,941,205
Public Storage	269,212	64,627,033
		118,645,309

Shopping Centers–10.04%

Brixmor Property Group, Inc.	2,825,953	70,959,680
Federal Realty Investment Trust	346,281	50,737,092
Retail Opportunity Investments Corp.	2,038,044	37,275,825
Weingarten Realty Investors	1,684,940	58,905,502
		217,878,099

Timber REIT’S–3.53%

Weyerhaeuser Co.	2,378,703	76,522,875
Total Common Stocks & Other Equity Interests (Cost $1,668,181,278)		2,128,126,633

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

	Shares	Value

Money Market Funds–2.19%

Liquid Assets Portfolio –Institutional Class, 0.17% (e)	23,771,553	$23,771,553
Premier Portfolio –Institutional Class, 0.13% (e)	23,771,553	23,771,553
Total Money Market Funds (Cost $47,543,106)		47,543,106
TOTAL INVESTMENTS–100.29% (Cost $1,715,724,384)		2,175,669,739
OTHER ASSETS LESS LIABILITIES–(0.29)%		(6,390,495)
NET ASSETS–100.00%		$2,169,279,244

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $9,714,686, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	353,571	0.73
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

See accompanying notes which are an integral part of this schedule.

Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,165,955,053	$—	$9,714,686	$2,175,669,739

Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $1,306,798,669 and $1,598,826,150, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$477,031,670
Aggregate unrealized (depreciation) of investment securities	(32,997,699)
Net unrealized appreciation of investment securities	$444,033,971
Cost of investments for tax purposes is $1,731,635,768.

Invesco Real Estate Fund

Invesco Short Duration Inflation

Protected Fund

Effective December 31, 2015, after the close of the reporting period, Invesco Limited Maturity Treasury Fund was renamed

Invesco Short Duration Inflation Protected Fund.

Quarterly Schedule of Portfolio Holdings

November 30, 2015

invesco.com/us	SDIP-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–100.32%

U.S. Treasury Notes–93.28%

U.S. Treasury Notes	1.00%	10/31/2016	$2,545	$2,552,274
U.S. Treasury Notes	0.50%	11/30/2016	1,575	1,571,633
U.S. Treasury Notes	0.88%	11/30/2016	4,550	4,557,335
U.S. Treasury Notes	0.63%	12/31/2016	1,275	1,273,276
U.S. Treasury Notes	0.50%	01/31/2017	8,440	8,414,113
U.S. Treasury Notes	0.50%	02/28/2017	1,165	1,161,067
U.S. Treasury Notes	0.50%	03/31/2017	7,475	7,446,293
U.S. Treasury Notes	0.50%	04/30/2017	6,215	6,188,244
U.S. Treasury Notes	0.63%	05/31/2017	6,020	6,000,693
U.S. Treasury Notes	0.63%	06/30/2017	6,450	6,428,333
U.S. Treasury Notes	0.63%	07/31/2017	4,320	4,303,481
U.S. Treasury Notes	0.63%	08/31/2017	9,635	9,590,667
U.S. Treasury Notes	0.63%	09/30/2017	8,175	8,134,863
U.S. Treasury Notes	0.75%	10/31/2017	95	94,682
				67,716,954

U.S. Treasury Inflation - Indexed Notes–7.04%(a)

U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2017	2,750	2,745,595
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2018	2,368	2,367,715
				5,113,310

U.S. Treasury Bills–0.00%

U.S. Treasury Bills (b)	0.00%	05/26/2016	1	998
U.S. Treasury Bills (b)	0.00%	05/26/2016	1	998
				1,996
TOTAL INVESTMENTS–100.32% (Cost $73,010,811)				72,832,260
OTHER ASSETS LESS LIABILITIES–(0.32)%				(231,883)
NET ASSETS–100.00%				$72,600,377

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a

Invesco Short Duration Inflation Protected Fund

E.	Futures Contracts – (continued)

specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the nine months ended November 30, 2015 was $67,625,465 and $65,384,066, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	779
Aggregate unrealized (depreciation) of investment securities		(187,106)
Net unrealized appreciation (depreciation) of investment securities	$	(186,327)
Cost of investments for tax purposes is $73,018,587.

NOTE 4 — Subsequent Event

Effective December 31, 2015, the Fund will begin offering Class R6 shares.

                                 Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2015

invesco.com/us	STB-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments(a)

November 30, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–58.02%

Aerospace & Defense–0.69%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/2016	$2,000,000	$2,035,070
Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	4,286,000	4,292,420
		6,327,490

Agricultural Products–0.22%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 11/24/2020	1,996,000	2,004,833

Airlines–1.30%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	117,474	122,937
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,275,710	1,359,428
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	2,262,000	2,253,517
Continental Airlines Pass Through Trust, Series 2001-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.37%, 12/15/2015	24,930	24,993
Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 11/10/2019	3,134,261	3,535,838
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	800,687	838,219
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	3,504,781	3,747,925
		11,882,857

Apparel Retail–0.35%

L Brands, Inc., Sr. Unsec. Notes, 6.90%, 07/15/2017	3,000,000	3,232,500

Asset Management & Custody Banks–0.31%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,806,414

Auto Parts & Equipment–0.15%

Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/2017	1,350,000	1,337,481

	Principal Amount	Value

Automobile Manufacturers–4.05%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 08/03/2018(b)	$5,000,000	$4,978,308
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.68%, 09/08/2017	5,000,000	4,957,130
2.55%, 10/05/2018	3,000,000	3,008,385
3.16%, 08/04/2020	4,050,000	4,060,319
Sr. Unsec. Notes, 3.98%, 06/15/2016	3,600,000	3,649,019
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	8,700,000	8,841,375
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.00%, 09/25/2017	2,000,000	2,016,250
3.15%, 01/15/2020	2,263,000	2,234,020
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	3,250,000	3,310,938
		37,055,744

Automotive Retail–0.37%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,377,706
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	968,625
		3,346,331

Biotechnology–1.43%

AbbVie Inc., Sr. Unsec. Global Notes, 1.80%, 05/14/2018	9,836,000	9,843,480
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	3,224,000	3,243,539
		13,087,019

Cable & Satellite–1.87%

CCO Safari II, LLC, Sr. Sec. First Lien Notes, 3.58%, 07/23/2020(b)	17,019,000	17,107,388

Communications Equipment–1.20%

Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	5,000,000	4,950,240
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	6,070,000	6,012,153
		10,962,393

Construction & Engineering–0.44%

AECOM Global II, LLC/URS Fox US LP, Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/2017	4,000,000	3,996,736

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Banks–6.51%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.05%, 08/23/2018	$2,700,000	$2,780,646
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 05/16/2016(b)	3,000,000	3,023,061
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/2016	165,000	170,893
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/2016	2,160,000	2,161,325
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/2016	9,750,000	9,776,973
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,310,677
Citigroup Inc., Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,617,896
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (c)	3,185,000	3,161,113
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (c)	3,535,000	3,557,094
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 1.13%, 02/26/2016	2,000,000	2,001,851
Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,000,000	4,140,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	1,390,000	1,341,350
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Notes, 1.70%, 09/25/2017(b)	5,000,000	4,990,605
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,140,000	3,124,300
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00% (b)(c)	1,750,000	1,666,875
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/2016(b)	3,200,000	3,231,927
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,305,000	1,313,889
Wells Fargo & Co., Series K, Jr. Unsec. Sub. Global Notes, 7.98% (c)	4,000,000	4,220,000
		59,590,475

Diversified Capital Markets–0.05%

Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25% (b)(c)	486,000	487,215

	Principal Amount	Value

Diversified Metals & Mining–0.29%

Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	$4,784,000	$2,702,960

Drug Retail–0.95%

CVS Health Corp., Sr. Unsec. Notes, 1.20%, 12/05/2016	2,000,000	2,005,084
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 1.75%, 11/17/2017	4,500,000	4,490,062
2.70%, 11/18/2019	2,221,000	2,227,113
		8,722,259

Electric Utilities–0.47%

Exelon Corp., Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,302,003

Gas Utilities–0.58%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	5,212,000	5,331,089

General Merchandise Stores–0.24%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	2,240,000	2,223,384

Gold–0.55%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	5,000,000	4,991,910

Health Care Distributors–0.18%

McKesson Corp., Sr. Unsec. Global. Notes, 1.40%, 03/15/2018	1,670,000	1,653,337

Health Care Equipment–1.12%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 1.45%, 05/15/2017	1,405,000	1,404,085
Sr. Unsec. Notes, 1.80%, 12/15/2017	2,500,000	2,508,690
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/2018	1,700,000	1,715,335
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,626,974
		10,255,084

Health Care REIT’s–0.60%

Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/2016	5,500,000	5,519,286

Health Care Services–1.09%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 1.25%, 06/02/2017	5,000,000	4,977,488
2.25%, 06/15/2019	2,815,000	2,803,968

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value

Health Care Services–(continued)

Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	$2,236,000	$2,225,372
		10,006,828

Hotels, Resorts & Cruise Lines–0.62%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/2017	2,285,000	2,288,495
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	1,000,000	1,008,210
2.50%, 03/01/2018	2,385,000	2,383,507
		5,680,212

Industrial Conglomerates–0.54%

Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/2017(b)	5,000,000	4,970,102

Industrial Machinery–1.32%

Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	10,000,000	9,981,715
SPX FLOW, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/2017	2,000,000	2,135,000
		12,116,715

Integrated Oil & Gas–0.34%

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/2023	3,000,000	2,754,293
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/2016	350,000	352,938
		3,107,231

Integrated Telecommunication Services–2.15%

AT&T Inc., Sr. Unsec. Global Notes, 2.45%, 06/30/2020	4,158,000	4,123,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 1.75%, 01/15/2018	1,405,000	1,403,306
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	210,000	236,469
Verizon Communications Inc., Sr. Unsec. Global Notes, 2.50%, 09/15/2016	13,715,000	13,875,514
		19,638,289

Internet Retail–0.34%

Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/2019	3,055,000	3,123,304

	Principal Amount	Value

Internet Software & Services–1.58%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 1.63%, 11/28/2017(b)	$10,000,000	$9,932,075
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	1,940,000	1,940,920
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/2017(b)	2,600,000	2,600,055
		14,473,050

Investment Banking & Brokerage–2.36%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	4,718,514
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	2,455,000	2,467,275
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	2,135,000	2,364,835
Morgan Stanley, Sr. Unsec. Global Notes, 1.75%, 02/25/2016	4,060,000	4,070,680
1.88%, 01/05/2018	7,875,000	7,909,906
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/2016	85,000	85,906
		21,617,116

Life & Health Insurance–1.80%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	380,795
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	5,989,221
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	4,000,000	4,041,028
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,055,821
		16,466,865

Life Sciences Tools & Services–0.55%

Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,004,525

Managed Health Care–0.33%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,048,698
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.45%, 07/17/2017	2,000,000	2,007,793
		3,056,491

Movies & Entertainment–0.30%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/2018	2,710,000	2,719,404

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value

Multi-Utilities–0.76%

Dominion Gas Holdings LLC, Sr. Unsec. Global Notes, 1.05%, 11/01/2016	$7,000,000	$7,004,014

Office Services & Supplies–0.47%

Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,889,000	4,284,706

Oil & Gas Equipment & Services–0.73%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	6,801,000	6,659,879

Oil & Gas Exploration & Production–0.72%

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	6,000,000	5,278,125
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	1,305,000	1,297,865
		6,575,990

Oil & Gas Refining & Marketing–0.83%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/2018(b)	6,173,000	6,125,557
Marathon Petroleum Corp., Sr. Unsec. Global Notes, 3.50%, 03/01/2016	1,500,000	1,509,467
		7,635,024

Oil & Gas Storage & Transportation–0.49%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,107,108
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,038,881
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,308,497
		4,454,486

Other Diversified Financial Services–2.47%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	7,887,800
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2019(b)	2,805,349	2,857,950
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 1.40%, 04/15/2016(b)	2,000,000	2,000,893
2.35%, 10/15/2019(b)	2,775,000	2,747,334
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,012,055

	Principal Amount	Value

Other Diversified Financial Services–(continued)

Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	$5,000,000	$5,103,225
		22,609,257

Packaged Foods & Meats–2.52%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/2016	7,543,000	7,543,000
General Mills, Inc., Sr. Unsec. Global Notes, 1.40%, 10/20/2017	4,400,000	4,394,663
Hershey Co. (The), Sr. Unsec. Global Notes, 1.60%, 08/21/2018	7,000,000	7,039,392
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	3,834,000	4,083,210
		23,060,265

Pharmaceuticals–2.69%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Bonds, 1.30%, 06/15/2017	10,000,000	9,892,120
Sr. Unsec. Gtd. Global Notes, 2.45%, 06/15/2019	895,000	892,706
3.00%, 03/12/2020	1,608,000	1,632,121
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/2017(b)	7,893,000	7,912,062
Perrigo Co. PLC, Sr. Unsec. Global Notes, 1.30%, 11/08/2016	3,000,000	2,985,123
Zoetis, Inc., Sr. Unsec. Global Notes, 3.45%, 11/13/2020	1,325,000	1,334,816
		24,648,948

Property & Casualty Insurance–0.95%

Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,693,648

Regional Banks–3.58%

BB&T Corp., Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,257,700
Branch Banking & Trust Co., Series BKNT, Sr. Unsec. Notes, 1.00%, 04/03/2017	3,300,000	3,288,181
2.30%, 10/15/2018	10,000,000	10,143,785
Citizens Financial Group, Inc., Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,900,000	3,846,375
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90% (c)	2,000,000	1,887,500
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	750,000	886,672
PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/2016	6,000,000	6,019,791

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value

Regional Banks–(continued)

SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (c)	$5,350,000	$5,403,500
		32,733,504

Retail REIT’s–0.38%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,482,500

Semiconductors–0.47%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/2022(b)	4,000,000	4,270,000

Specialized Finance–1.18%

Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	4,305,000	4,280,565
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,180,656
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/2016	4,295,000	4,321,740
		10,782,961

Specialized REIT’s–0.06%

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	585,044

Specialty Stores–0.15%

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	1,370,000	1,421,375

Steel–0.30%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 5.50%, 02/25/2017	2,000,000	2,005,000
6.13%, 06/01/2018	750,000	733,125
		2,738,125

Systems Software–0.27%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/2017	2,500,000	2,502,769

Technology Hardware, Storage & Peripherals–0.40%

Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	3,707,000	3,661,548

Tobacco–0.13%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 2.63%, 01/14/2020	1,184,000	1,189,912

Trading Companies & Distributors–0.44%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 05/15/2017	4,000,000	4,000,000

	Principal Amount	Value

Trucking–0.26%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	$2,374,000	$2,369,288

Wireless Telecommunication Services–0.53%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/2016	870,000	876,445
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	900,000	989,794
4.88%, 08/15/2020(b)	245,000	263,481
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	2,500,000	2,706,250
		4,835,970
Total U.S. Dollar Denominated Bonds and Notes (Cost $533,719,272)		531,105,533

Asset-Backed Securities–24.33%

Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.55%, 05/14/2020(b)(d)	352,967	350,145
Atrium V, Series 5A, Class B, Floating Rate Pass Through Ctfs., 1.06%, 07/20/2020(b)(d)	1,737,000	1,672,372
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/2045	6,300,000	6,315,575
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/2045	6,300,000	6,326,214
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-6, Class AJ, Variable Rate Pass Through Ctfs., 5.59%, 09/10/2047(d)	1,594,310	1,593,878
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 2.72%, 05/25/2034(d)	140,623	139,724
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.10%, 05/15/2032(b)(d)	4,080,000	4,041,054
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.37%, 08/25/2033(d)	196,713	196,027

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.65%, 03/11/2039(d)	$641,238	$641,414
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.82%, 04/12/2038(d)	5,725,000	5,788,819
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.82%, 04/12/2038(b)(d)	2,500,000	2,566,341
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/2041	437,244	445,821
BlackRock Senior Income Series IV (Cayman Islands), Series 2006-4A, Class A, Floating Rate Pass Through Ctfs., 0.56%, 04/20/2019(b)(d)	830,639	826,217
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.95%, 08/15/2026(b)(d)	3,500,000	3,501,017
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.76%, 05/21/2021(b)(d)	800,000	776,797
Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 0.72%, 05/21/2021(b)(d)	4,616,000	4,508,767
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.53%, 04/19/2022(b)(d)	10,753,541	10,502,415
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.60%, 12/15/2016(b)(d)	2,300,000	2,294,848
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9A, Class A2, Floating Rate Pass Through Ctfs., 0.75%, 07/17/2019(b)(d)	1,875,000	1,803,307
Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.75%, 07/17/2019(d)	4,000,000	3,847,056
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.40%, 02/15/2031(b)(d)	5,000,000	4,958,519
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.07%, 04/15/2021(b)(d)	2,340,000	2,261,462
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.60%, 06/15/2033(b)(d)	5,000,000	4,923,300

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.27%, 08/25/2034(d)	$758,608	$754,314
COA Caerus CLO Ltd., Series 2007-6A, Class A2, Floating Rate Pass Through Ctfs., 1.57%, 12/13/2019(b)(d)	1,540,000	1,521,891
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.24%, 06/08/2016(b)(d)	4,125,000	4,120,406
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.49%, 06/25/2034(d)	2,551,514	2,409,447
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.74%, 09/26/2034(b)(d)	92,008	92,258
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.70%, 04/12/2020(b)(d)	3,065,000	3,001,647
Flagship CLO V (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 0.70%, 09/20/2019(b)(d)	3,500,000	3,429,585
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 1.09%, 02/22/2021(b)(d)	2,219,000	2,201,892
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.56%, 04/19/2021(b)(d)	1,675,247	1,642,692
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.50%, 02/15/2027(b)(d)	5,000,000	4,966,452
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.69%, 05/11/2021(b)(d)	7,000,000	6,757,135
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/2030(b)	1,000,000	1,001,075
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 1.90%, 11/15/2029(b)(d)	5,002,000	5,033,021
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.67%, 08/01/2020(b)(d)	5,000,000	4,962,344
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.73%, 08/01/2020(b)(d)	4,032,000	3,961,521

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Pass Through Ctfs., 5.57%, 04/15/2043	$7,900,000	$7,950,510
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	1,800,000	1,837,974
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.74%, 07/26/2036(b)(d)	1,075,946	1,078,999
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 1.82%, 04/23/2022(b)(d)	2,928,000	2,924,917
Landmark VIII CLO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.68%, 10/19/2020(b)(d)	3,500,000	3,403,787
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/2038	5,000,000	5,136,695
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	4,105,979	4,102,973
Madison Park Funding II Ltd., Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.59%, 03/25/2020(b)(d)	1,020,517	1,008,486
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 0.77%, 07/20/2022(b)(d)	3,730,000	3,604,745
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.32%, 11/25/2035(d)	2,114,226	2,077,912
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/2044	10,000,000	10,183,990
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 1.35%, 08/13/2016(b)(d)	4,339,269	4,331,186
One Wall Street CLO II Ltd., Series 2007-2A, Class C, Floating Rate Pass Through Ctfs., 1.07%, 04/22/2019(b)(d)	5,414,000	5,339,391
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs. 2.90%, 07/14/2034(b)(d)	4,181,000	4,174,101
RAITF Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.50%, 04/15/2018(b)(d)	3,409,797	3,418,161
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.67%, 01/26/2036(b)(d)	1,920,045	1,930,742

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	$3,196,353	$2,965,941
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	3,030,162	2,948,425
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/2043	4,265,806	4,170,038
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	2,818,656	2,776,803
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/2025(b)	1,006,173	1,006,486
Southfork CLO Ltd. (Cayman Islands), Series 2005-1A, Class B, Floating Rate Pass Through Ctfs., 1.38%, 02/01/2017(b)(d)	62,770	62,763
Starwood Retail Property Trust, Series 2014, Class C, Floating Rate Pass Through Ctfs., 2.70%, 11/15/2027(b)(d)	5,000,000	4,997,405
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class A3, Floating Rate Pass Through Ctfs., 1.49%, 08/30/2021(b)(d)	1,491,000	1,465,277
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 0.70%, 04/18/2022(b)(d)	1,987,000	1,880,286
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.54%, 11/25/2034(d)	953,880	945,580
Symphony CLO II Ltd. (Cayman Islands), Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 0.75%, 10/25/2020(b)(d)	2,868,000	2,695,661
Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.66%, 10/25/2020(b)(d)	2,000,000	1,927,226
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.49%, 08/25/2033(d)	1,120,294	1,153,734
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.55%, 02/15/2027(b)(d)	3,500,000	3,457,596
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/2045	5,000,000	5,008,279

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.74%, 07/25/2034(d)	$858,104	$861,718
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.74%, 09/25/2034(d)	210,553	216,033
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.83%, 12/25/2034(d)	578,346	579,146
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 07/15/2046(d)	4,500,000	4,928,815
Total Asset-Backed Securities (Cost $225,641,384)		222,688,550

U.S. Treasury Securities–11.21%

U.S. Treasury Bills–0.08%(e)

0.19% 05/26/2016(f)	55,000	54,896
0.24% 05/26/2016(f)	70,000	69,867
0.29% 05/26/2016(f)	580,000	578,902
		703,665

U.S. Treasury Notes–11.13%

0.88% 11/30/2017	56,538,000	56,480,345
1.25% 11/15/2018	23,644,500	23,665,565
1.63% 11/30/2020	21,733,000	21,707,929
		101,853,839
Total U.S. Treasury Securities (Cost $102,566,964)		102,557,504

U.S. Government Sponsored Agency Mortgage-Backed Securities–1.02%

Collateralized Mortgage Obligations–0.05%

Fannie Mae REMICs, 0.67%, 02/25/2047(d)	150,855	150,904
Freddie Mac REMICs, 7.50%, 09/15/2029	207,525	239,816
1.20%, 12/15/2031(d)	57,956	59,554
1.15%, 01/15/2032(d)	36,840	37,989
		488,263

Federal Deposit Insurance Co. (FDIC)–0.04%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.74%, 02/25/2048(b)(d)	374,484	374,589

Federal Home Loan Mortgage Corp. (FHLMC)–0.18%

Pass Through Ctfs., 7.50%, 06/01/2016 to 12/01/2016	4,311	4,340
7.00%, 12/01/2016 to 10/01/2034	652,625	733,093
6.00%, 02/01/2017 to 03/01/2023	260,120	286,661
8.50%, 02/01/2019 to 08/17/2026	284,618	320,588
6.50%, 12/01/2035	46,646	53,225

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., ARM, 2.02%, 07/01/2036(d)	$136,897	$144,312
2.67%, 02/01/2037(d)	31,133	33,317
2.66%, 01/01/2038(d)	50,229	53,706
		1,629,242

Federal National Mortgage Association (FNMA)–0.56%

Pass Through Ctfs., 7.50%, 02/01/2016 to 02/01/2031	346,223	400,150
7.00%, 08/01/2016 to 08/01/2036	2,504,560	2,780,104
6.50%, 11/01/2016 to 10/01/2035	638,422	713,283
8.00%, 12/01/2017 to 08/01/2032	434,619	458,516
8.50%, 07/01/2018 to 07/01/2030	261,671	308,482
9.00%, 01/01/2030	81,871	93,790
Pass Through Ctfs., ARM, 2.22%, 09/01/2019(d)	2,641	2,653
2.56%, 11/01/2032(d)	44,571	47,704
2.46%, 05/01/2035(d)	202,429	214,352
2.37%, 03/01/2038(d)	51,468	54,832
		5,073,866

Government National Mortgage Association (GNMA)–0.19%

Pass Through Ctfs., 7.00%, 08/15/2017 to 06/15/2032	159,403	169,754
9.50%, 09/15/2017	158	158
6.00%, 06/15/2018	102,457	106,079
7.75%, 11/15/2019 to 02/15/2021	65,598	65,859
6.50%, 07/15/2023 to 02/15/2034	1,142,564	1,314,987
7.50%, 12/20/2025	30,458	35,870
8.50%, 07/20/2027	60,970	69,929
		1,762,636
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $8,460,866)		9,328,596

	Shares

Preferred Stocks–0.62%

Investment Banking & Brokerage–0.29%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,647,050

Regional Banks–0.23%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,118,000

Reinsurance–0.10%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	33,000	923,010
Total Preferred Stocks (Cost $5,325,000)		5,688,060

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

	Principal Amount	Value

Municipal Obligations–0.55%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 1.30%, 07/01/2016	$2,000,000	$2,008,040
2.11%, 07/01/2018	3,000,000	3,031,500
Total Municipal Obligations (Cost $5,000,000)		5,039,540

	Shares	Value

Money Market Funds–2.88%

Liquid Assets Portfolio –Institutional Class, 0.17% (g)	13,200,312	$13,200,312
Premier Portfolio –Institutional Class, 0.13% (g)	13,200,313	13,200,313
Total Money Market Funds (Cost $26,400,625)		26,400,625
TOTAL INVESTMENTS–98.63% (Cost $907,114,111)		902,808,408
OTHER ASSETS LESS LIABILITIES–1.37%		12,539,352
NET ASSETS–100.00%		$915,347,760

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

CDO	—Collateralized Debt Obligation

CLO	—Collateralized Loan Obligation

Conv.	—Convertible

Ctfs.	—Certificates

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

RB	—Revenue Bonds

REIT	—Real Estate Investment Trust

REMICs	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $299,416,563, which represented 32.71% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

                                 Invesco Short Term Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value”

                                 Invesco Short Term Bond Fund

G.	Swap Agreements – (continued)

or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$32,088,685	$—	$—	$32,088,685
U.S. Treasury Securities	—	102,557,504	—	102,557,504
Corporate Debt Securities	—	531,105,533	—	531,105,533
U.S. Government Sponsored Agency Securities	—	9,328,596	—	9,328,596
Asset-Backed Securities	—	222,688,550	—	222,688,550
Municipal Obligations	—	5,039,540	—	5,039,540
	32,088,685	870,719,723	—	902,808,408
Futures Contracts*	(79,034)	—	—	(79,034)
Swap Agreements*	—	(210,291)	—	(210,291)
Total Investments	$32,009,651	$870,509,432	$—	$902,519,083
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2015:

	Value

Risk Exposure/ Derivative Type(a)	Assets	Liabilities
Credit risk:
Swap agreements	$—	$(210,291)
Interest rate risk:
Futures contracts	—	(79,034)
Total	$—	$(289,325)

(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

                                 Invesco Short Term Bond Fund

Effect of Derivative Investments for the nine months ended November 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit Risk	$—	$(116,738)
Interest Rate Risk	190,772	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	94,164
Interest Rate Risk	(517,903)	—
Total	$(327,131)	$(22,574)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$281,349,679	$6,000,000

Open Futures Contracts

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	904	March-2016	$196,662,376	$(41,157)
U.S. Treasury 5 Year Notes	Long	150	March-2016	17,801,953	(3,327)
U.S. Treasury 10 Year Notes	Short	652	March-2016	(82,437,250)	(34,550)
Total Futures Contracts—Interest Rate Risk					$(79,034)

Open Over-The-Counter Credit Default Swap Agreements - Credit Risk

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Citigroup, Inc.	Buy	(1.00)%	06/20/17	0.37%	$(6,000,000)	$151,210	$(210,291)

(a)	Implied credit spreads represent the current level as of November 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

                                 Invesco Short Term Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $317,546,720 and $292,950,653, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $1,016,605,746 and $1,019,491,678, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,574,183
Aggregate unrealized (depreciation) of investment securities	(9,918,879)
Net unrealized appreciation (depreciation) of investment securities	$(4,344,696)
Cost of investments for tax purposes is $907,153,104.

                                 Invesco Short Term Bond Fund

Invesco U.S. Government Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	GOV-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–38.53%

U.S. Treasury Bills–0.29%

0.00%, 05/26/2016(a)(b)	$5,000	$4,991
0.06%, 05/26/2016(a)(b)	70,000	69,867
0.15%, 05/26/2016(a)(b)	5,000	4,991
0.17%, 05/26/2016(a)(b)	10,000	9,981
0.24%, 05/26/2016(a)(b)	120,000	119,772
0.29%, 05/26/2016(a)(b)	1,585,000	1,581,999
0.31%, 05/26/2016(a)(b)	310,000	309,413
		2,101,014

U.S. Treasury Notes–31.63%

0.63%, 05/31/2017	9,900,000	9,868,249
0.75%, 06/30/2017	1,000,000	998,360
0.88%, 07/15/2017	7,500,000	7,501,775
0.63%, 07/31/2017	7,000,000	6,973,232
0.63%, 08/31/2017	8,600,000	8,560,429
0.63%, 09/30/2017	8,550,000	8,508,022
0.75%, 12/31/2017	15,000,000	14,926,153
0.88%, 01/31/2018	9,750,000	9,721,835
1.13%, 06/15/2018	10,000,000	10,002,499
1.00%, 08/15/2018	12,300,000	12,245,488
1.38%, 09/30/2018	5,000,000	5,027,085
1.38%, 12/31/2018	6,300,000	6,322,370
1.63%, 06/30/2019	11,000,000	11,090,818
1.63%, 07/31/2019	17,700,000	17,835,124
1.00%, 11/30/2019	4,000,000	3,922,882
3.63%, 02/15/2020	7,800,000	8,461,392
1.38%, 02/29/2020	8,000,000	7,940,816
1.13%, 03/31/2020	6,000,000	5,889,057
1.38%, 04/30/2020	2,000,000	1,981,461
3.50%, 05/15/2020	3,500,000	3,783,673
1.38%, 08/31/2020	12,000,000	11,860,731
2.00%, 09/30/2020	4,900,000	4,978,665
3.13%, 05/15/2021	7,000,000	7,482,191
2.13%, 06/30/2021	9,000,000	9,158,702
2.13%, 08/15/2021	3,700,000	3,762,363
2.00%, 10/31/2021	2,500,000	2,519,881
2.00%, 11/15/2021	100,000	100,764
2.13%, 12/31/2021	3,000,000	3,041,214
1.75%, 05/15/2022	1,750,000	1,728,934
2.00%, 07/31/2022	9,000,000	9,021,089
1.75%, 09/30/2022	7,000,000	6,896,104
2.38%, 08/15/2024	5,000,000	5,081,465
		227,192,823

U.S. Treasury Bonds–5.02%

7.88%, 02/15/2021	6,500,000	8,485,476
3.50%, 02/15/2039	2,500,000	2,780,253
4.25%, 05/15/2039	2,900,000	3,601,242
4.63%, 02/15/2040	2,800,000	3,664,789
4.75%, 02/15/2041	2,000,000	2,669,915

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

3.38%, 05/15/2044	$11,900,000	$12,836,397
3.00%, 05/15/2045	2,000,000	2,003,300
		36,041,372

U.S. Treasury Inflation - Indexed Notes–1.09%(c)

0.25%, 01/15/2025	4,018,640	3,875,091
0.38%, 07/15/2025	4,013,520	3,928,532
		7,803,623

U.S. Treasury Inflation - Indexed Bonds–0.50%(c)

0.75%, 02/15/2045	4,041,990	3,604,222
Total U.S. Treasury Securities (Cost $275,836,950)		276,743,054

U.S. Government Sponsored Agency Mortgage-Backed Securities–37.24%

Collateralized Mortgage Obligations–15.68%

Fannie Mae REMICs, 5.00%, 04/25/2018 to 08/25/2019	2,272,598	2,346,471
4.00%, 07/25/2018 to 07/25/2040	4,727,505	4,960,062
2.25%, 02/25/2021	352,569	357,531
2.50%, 03/25/2026	1,407,106	1,425,799
7.00%, 09/18/2027	1,193,319	1,329,431
6.50%, 03/25/2032	3,197,648	3,673,633
5.75%, 10/25/2035	1,054,158	1,166,843
0.52%, 05/25/2036(d)	4,339,225	4,353,795
3.00%, 09/25/2036	328,951	329,424
4.25%, 02/25/2037	1,691,012	1,773,329
0.72%, 03/25/2037 to 03/25/2040(d)	5,148,113	5,186,145
0.62%, 06/25/2038(d)	7,083,000	7,116,786
6.57%, 06/25/2039(d)	2,510,117	2,934,974
0.77%, 02/25/2041(d)	4,577,676	4,605,167
0.74%, 11/25/2041(d)	2,072,069	2,083,751
Freddie Mac REMICs, 4.00%, 12/15/2017 to 07/15/2023	481,677	485,997
4.50%, 07/15/2018 to 11/15/2039	1,615,957	1,698,025
3.00%, 10/15/2018 to 04/15/2026	2,155,314	2,203,136
3.75%, 10/15/2018	3,474	3,473
5.00%, 01/15/2019 to 04/15/2019	710,617	731,555
3.50%, 12/15/2027	49,305	49,307
0.70%, 12/15/2035 to 03/15/2040(d)	7,158,535	7,204,495
0.50%, 03/15/2036(d)	3,988,030	4,016,738
0.54%, 11/15/2036(d)	3,157,226	3,154,721
0.60%, 05/15/2037 to 06/15/2037(d)	8,141,422	8,181,204
0.55%, 03/15/2039(d)	1,256,443	1,264,867
0.65%, 03/15/2039 to 02/15/2042(d)	16,245,245	16,342,939
1.06%, 11/15/2039(d)	624,262	637,472
Ginnie Mae REMICs, 4.50%, 01/16/2034	660,759	663,351
5.74%, 08/20/2034(d)	1,746,130	1,966,049

See accompanying notes which are an integral part of this schedule.

                                 Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

4.00%, 12/20/2036 to 02/20/2038	$789,790	$804,302
5.88%, 01/20/2039(d)	5,244,629	5,932,004
1.00%, 09/16/2039(d)	2,061,693	2,113,311
4.50%, 07/20/2041(d)	1,299,128	1,383,201
1.73%, 09/20/2041(d)	5,638,635	5,842,011
Ginnie Mae REMICs IO, 1.59%, 09/20/2064(d)	12,264,204	1,257,081
1.63%, 11/20/2064(d)	8,116,560	858,579
1.68%, 12/20/2064(d)	20,837,034	2,206,642
		112,643,601

Federal Deposit Insurance Co. (FDIC)–0.07%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.74%, 02/25/2048(d)(e)	468,105	468,236

Federal Home Loan Mortgage Corp. (FHLMC)–8.37%

Pass Through Ctfs., 6.50%, 01/01/2016 to 12/01/2035	6,150,980	7,033,648
10.00%, 02/01/2016 to 04/01/2020	75,830	82,254
7.00%, 12/01/2016 to 03/01/2036	1,415,658	1,593,525
6.00%, 06/01/2017 to 07/01/2038	1,129,093	1,210,511
10.50%, 08/01/2019 to 01/01/2021	2,728	2,762
4.50%, 09/01/2020 to 01/01/2040	5,002,678	5,445,778
8.50%, 09/01/2020 to 08/01/2031	264,552	332,801
7.50%, 11/01/2020 to 05/01/2035	2,880,193	3,323,226
9.50%, 11/01/2020 to 04/01/2025	40,260	41,846
9.00%, 06/01/2021 to 04/01/2025	225,539	246,284
5.50%, 12/01/2022 to 01/01/2037	1,880,717	2,017,373
8.00%, 10/01/2023 to 02/01/2035	615,781	728,112
3.50%, 08/01/2026	2,853,139	3,011,293
3.00%, 05/01/2027 to 07/01/2027	4,124,197	4,286,571
7.05%, 05/20/2027	219,718	245,504
6.03%, 10/20/2030	514,363	591,670
5.00%, 07/01/2035 to 01/01/2040	2,685,510	2,980,517
Pass Through Ctfs., ARM, 2.58%, 09/01/2035(d)	1,842,242	1,953,777
2.32%, 10/01/2036(d)	2,459,736	2,595,356
2.75%, 10/01/2036(d)	719,548	766,576
2.47%, 12/01/2036(d)	510,822	543,248
1.96%, 05/01/2037(d)	884,558	924,692
2.81%, 11/01/2037(d)	2,860,064	3,035,342
2.66%, 01/01/2038(d)	401,834	429,652
2.37%, 06/01/2043(d)	4,877,596	5,079,519
3.13%, 06/01/2044(d)	1,268,603	1,312,305
2.92%, 02/01/2045(d)	3,509,684	3,589,970
2.78%, 08/01/2045(d)	2,809,925	2,876,529
3.12%, 09/01/2045(d)	3,729,350	3,834,307
		60,114,948

Federal National Mortgage Association (FNMA)–10.51%

Pass Through Ctfs., 6.50%, 04/01/2016 to 10/01/2038	5,213,325	5,947,178
6.00%, 05/01/2016 to 10/01/2038	5,731,849	6,497,951
9.50%, 07/01/2016 to 08/01/2022	5,628	6,004
9.00%, 12/01/2016	6,314	6,468

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

5.00%, 01/01/2017 to 03/01/2039	$3,376,000	$3,677,417
7.50%, 04/01/2017 to 08/01/2037	4,247,592	5,023,746
7.00%, 06/01/2017 to 06/01/2036	5,488,237	6,299,552
8.00%, 12/01/2017 to 12/01/2036	3,452,806	4,140,749
4.50%, 04/01/2019 to 08/01/2039	4,731,354	5,094,144
10.00%, 12/20/2019 to 12/20/2021	55,106	58,044
5.50%, 03/01/2021 to 05/01/2035	6,346,644	7,248,155
6.75%, 07/01/2024	463,374	531,431
8.50%, 01/01/2025 to 08/01/2037	1,257,166	1,478,590
9.90%, 04/20/2025	19,356	19,715
6.95%, 07/01/2025 to 10/01/2025	88,541	92,820
3.50%, 05/01/2027 to 06/01/2027	5,270,885	5,543,712
Pass Through Ctfs., ARM, 2.63%, 10/01/2034(d)	2,992,794	3,181,537
2.46%, 05/01/2035(d)	1,571,800	1,664,378
2.51%, 01/01/2037(d)	7,292,346	7,747,450
2.79%, 02/01/2042(d)	2,368,124	2,455,136
2.29%, 06/01/2043(d)	3,746,839	3,785,337
2.26%, 08/01/2043(d)	3,792,188	3,856,544
2.29%, 06/01/2044(d)	1,073,820	1,104,749
		75,460,807

Government National Mortgage Association (GNMA)–2.61%

Pass Through Ctfs., 10.00%, 06/15/2016 to 07/15/2024	90,659	96,413
8.50%, 09/20/2016 to 01/15/2037	196,014	219,708
9.00%, 10/15/2016 to 04/15/2021	24,830	25,378
8.75%, 10/20/2016	5,926	5,949
8.00%, 12/15/2016 to 04/15/2036	1,545,247	1,801,535
9.50%, 08/15/2017 to 03/15/2023	34,936	38,692
6.50%, 09/15/2017 to 09/15/2034	2,855,365	3,256,995
7.00%, 07/15/2018 to 12/15/2036	1,257,371	1,352,148
6.95%, 07/20/2025 to 11/20/2026	311,566	331,281
7.50%, 03/15/2026 to 10/15/2035	1,878,762	2,262,182
6.00%, 12/15/2028 to 08/15/2033	1,290,166	1,483,233
6.10%, 12/20/2033	2,520,892	2,925,503
3.50%, 08/20/2042 to 10/20/2042	4,826,127	4,983,634
		18,782,651

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $258,096,338)		267,470,243

Bonds–12.75%

Collateralized Mortgage Obligations–12.38%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, Variable Rate Pass Through Ctfs., 1.09%, 09/15/2048(d)	19,764,480	1,290,217
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.10%, 05/15/2032(d)(e)	3,070,000	3,040,695
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.25%, 06/15/2033(d)(e)	6,900,000	6,837,239

See accompanying notes which are an integral part of this schedule.

                                  Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.24%, 06/08/2030(d)(e)	$6,675,000	$6,667,566
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(d)(e)	5,230,000	5,340,357
Series 2015-CR24, Class B, Variable Rate Pass Throught Ctfs., 4.52%, 08/10/2055(d)	6,800,000	7,149,109
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.10%, 03/15/2017(d)(e)	8,100,000	8,074,204
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $9,798,391) (e)	9,467,044	9,916,729
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/2039 (Acquired 11/05/2010-10/27/2011; Cost $14,836,368) (d)(e)	14,348,849	14,833,841
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	6,158,969	6,154,459
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(e)	5,835,478	5,862,501
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.28%, 05/15/2048(d)	7,100,000	7,210,804
Series 2015-C29, Class C, Variable Rate Pass Through Ctfs., 4.37%, 06/15/2048(d)	6,800,000	6,517,470
		88,895,191

Sovereign Debt–0.37%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	2,200,000	2,657,636
Total Bonds (Cost $91,098,457)		91,552,827

U.S. Government Sponsored Agency Securities–6.24%

Federal Agricultural Mortgage Corp. (FAMC)–1.45%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(e)	6,000,000	6,355,680
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/2016	4,000,000	4,036,358
		10,392,038

Federal Farm Credit Bank (FFCB)–0.72%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	4,000,000	5,186,664

	Principal Amount	Value

Federal Home Loan Bank (FHLB)–0.51%

Unsec. Bonds, 2.88%, 09/11/2020	$3,500,000	$3,679,480

Federal Home Loan Mortgage Corp. (FHLMC)–1.64%

Series 1, Unsec. Global Notes, 0.75%, 01/12/2018	1,800,000	1,788,441
Unsec. Global Notes, 2.38%, 01/13/2022	9,800,000	9,974,876
		11,763,317

Tennessee Valley Authority (TVA)–1.92%

Sr. Unsec. Global Bonds, 4.88%, 12/15/2016	11,377,000	11,864,374
Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,953,194
		13,817,568
Total U.S. Government Sponsored Agency Securities (Cost $45,331,964)		44,839,067

Corporate Notes–2.83%

Private Export Funding Corp.–2.83%

Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	4,800,000	5,344,255
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/2016	5,000,000	5,038,547
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/2017	5,000,000	5,020,473
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,914,450
Total Corporate Notes (Cost $19,790,557)		20,317,725

Structured Agency Credit Risk Notes (STACR)–1.68%

Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.42%, 02/25/2024(d)(f)	4,300,000	4,310,704
Series 2014-DN2, Class M2, Floating Rate STACR® Debt Notes, 1.87%, 04/25/2024(d)(f)	6,700,000	6,630,811
Series 2014-DN4, Class M2, Floating Rate STACR® Debt Notes, 2.62%, 10/25/2024(d)(f)	1,100,000	1,111,399
Total Structured Agency Credit Risk Notes (STACR) (Cost $12,105,419)		12,052,914
TOTAL INVESTMENTS–99.27% (Cost $702,259,685)		712,975,830
OTHER ASSETS LESS LIABILITIES–0.73%		5,224,622
NET ASSETS–100.00%		$718,200,452

See accompanying notes which are an integral part of this schedule.

                                  Invesco U.S. Government Fund

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Principal amount of security and interest payments are adjusted for inflation. See Note 1E.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $73,551,507, which represented 10.24% of the Fund’s Net Assets.

(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

See accompanying notes which are an integral part of this schedule.

                                  Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                  Invesco U.S. Government Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
F.

Securities Sold Short – The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the

                                 Invesco U.S. Government Fund

F.	Securities Sold Short – (continued)

date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

                                 Invesco U.S. Government Fund

H.	Swap Agreements – (continued)

If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of November 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

J.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

                                 Invesco U.S. Government Fund

K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$276,743,054	$—	$276,743,054
U.S. Government Sponsored Agency Securities	—	312,309,310	—	312,309,310
Corporate Notes	—	20,317,725	—	20,317,725
Foreign Sovereign Debt Securities	—	2,657,636	—	2,657,636
Bonds	—	88,895,191	—	88,895,191
Structured Agency Credit Risk Notes	—	12,052,914	—	12,052,914
	—	712,975,830	—	712,975,830
Futures Contracts*	304,543	—	—	304,543
Total Investments	$304,543	$712,975,830	$—	$713,280,373
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$312,660	$ (8,117)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

                                 Invesco U.S. Government Fund

Effect of Derivative Investments for the nine months ended November 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options Purchased(a)	Swap Agreements
Realized Gain (Loss):
Interest rate risk	$(2,749,619)	$(712,126)	$234,081
Change in Net Unrealized Appreciation (Depreciation):
Interest rate risk	(573,364)	—	—
Total	$(3,322,983)	$(712,126)	$234,081
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the nine months average notional value of futures contracts, the five months average notional value of options purchased and the four months average notional value of swap agreements outstanding during the period.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$106,510,324	$146,200,000	$44,000,000

	Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	Long	378	March-2016	$59,889,375	$235,426
U.S. Treasury 5 Year Notes	Long	193	March-2016	22,905,180	1,087
U.S. Treasury 10 Year Notes	Long	250	March-2016	31,609,375	73,674
U.S. Treasury 2 Year Notes	Short	41	March-2016	(8,919,422)	2,473
U.S. Treasury 30 Year Notes	Short	30	March-2016	(4,620,000)	(8,117)
Total Futures Contracts- Interest Rate Risk					$304,543

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $277,685,669 and $299,189,328, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $123,786,577 and $111,695,595, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 13,530,507
Aggregate unrealized (depreciation) of investment securities	(7,287,183)
Net unrealized appreciation of investment securities	$ 6,243,324
Cost of investments for tax purposes is $706,732,506.

                                 Invesco U.S. Government Fund

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.